Exhibit 99.11

Client Loan Number	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged
300866884	ac2f8739-fe35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300890505	c5ded02e-52c3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD-1 From Sale of Previous Property
Final Hud-1 from departing residence on the final application) evidencing liens paid and netting sufficient cash to close and or reserves was not provided.  Estimated HUD-1 provided in the loan file.  Additional conditions may apply.
10/09/2018: Please clear this condition the CD for sale of REO is attached;
10/09/2018: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared.

Years on Job Borrower has 17.75 years same job. No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790

300924394	3ba9b91b-95d0-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/22/2018: A CDA provided reflecting a value of $XXX,XXX which is a -1.6% variance. Variance within acceptable tolerance. Condition Cleared.
301016652	ee7d42c6-f3f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Origination Charges - Section A	The Broker Administration Fee listed in section A of the final Closing Disclosure does not list the name of the service provider. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301016652	6e3c1a0a-f4f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording Fee listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provided corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301016652	9efba1cf-f3f3-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section H of the final Closing Disclosure should be reflected in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301011503	531e7fad-4db3-45a7-96a6-521178119fc8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.	01/10/2019: please see attached revised CD
01/10/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

301011503	987ae3b4-8c05-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		12/24/2018: A CDA provided reflecting a value of $XXX,XXX which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
301120714	574eaacb-3647-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $XXX,XXX.XX exceeds the maximum cash out of $500,000 allowed by the client.
03/20/2019: Exception for cash out greater than cash out overlay maximum provided. Condition Acknowledged. Loan will be rated a B. 03/20/2019: Audit reviewed the Lender Rebuttal and will await further direction from Client.

Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741 Years Self Employed Borrower has 20 years self employed.

301120714	8c573c48-3747-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The LE dated XX/XX/XXXX reflects Estimated Cash to Close of $XXX,XXX vs. the final CD reflects Estimated Cash to Close of $XXX,XXX. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741 Years Self Employed Borrower has 20 years self employed.

301120714	5a84dc3a-2d47-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		03/20/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.80 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 741 Years Self Employed Borrower has 20 years self employed.

301014158	8ef23e00-21fa-e811-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit in section L of the final Closing Disclosure should be reflected in section B. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301035769	137a35d3-d818-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.
01/22/2019: Please clear this condition; The signed closeout letter is attached.01/18/2019: Please rescind this condition; The payoff reflecting to be closed was signed by the Borrower was sent in the initial upload pages 353-356

01/22/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.01/18/2019: Audit reviewed the Payoff Statement Quote, and has determined that the document does not requests the closure and lien release of said HELOC account. Said document was "read and approved" in regards to the payoff quote, page 2 of the statement was not executed by the borrower directing lien holder to close the account. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301035769	c892c6d4-9819-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Guidelines	Lender guidelines allow a maximum loan amount of $XXX,XXX. Per the loan approval and Note, the subject loan amount is $XXX,XXX	01/18/2019: Please rescind this condition; The maximum loan limit for HB is $XXX,XXX.XX	01/18/2019: Audit acknowledges the client approved guideline exception for loan amount outside of guidelines. Loan will be rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301035769	c985d997-2a19-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	01/18/2019: Please clear this condition; The 1008 is attached.	01/18/2019: Audit reviewed Final 1008, and has determined that the documentation submitted was deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301035769	3b60c70b-d918-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Satisfy Liens
Preliminary title in file reflects two (2) open judgments against borrower and XXXXXX totaling $X,XXX. The file contains evidence of only partial release for these judgments totaling $X,XXX. There is no proof of recording or proof have been released /satisfied.  Possible lien position issue.

02/04/2019: Please rescind this condition. The documents attached that were in the original file states "release and satisfaction of the judgments." Also attached is the final policy that does not have the judgments on it.01/28/2019: Please see attached email from the escrow officer to verify the judgements will not affect lien position.

02/04/2019: Audit reviewed the Final Title Policy, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 01/28/2019: Audit reviewed e-mail from Escrow Agent, and has determined that the County Recorder's office reflects the subject Mortgage has been recorded on XX/XX/XXXX as Document #XXXX-XXXXXX. HOWEVER, no evidence was recorded or provided to verify that the judgment would automatically be subordinate to the Mortgage. Condition remains.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301035769	f048c147-af19-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History	Client Overlay Exception, Client to Review: Missing updated VOM for both First and 2nd liens to evidence XXXXXXXX and XXXXXXXX mortgage payments were paid 0x30.
01/21/2019: Please rescind this condition; The credit report reflects the mortgages were 0x30 lates 11/2018. and the payoff does not reflect any late fees which means no lates in XXXXXXXX. XXXX XXX requires; On the date of application no more than 45 days may have lapsed since last paid installment. The no lates in the last 12 months is an overlay because other products allow for lates. However, the review of mortgage history is as of application date.

01/21/2019: Audit reviewed the Lender Rebuttal, and has determined that a VOM is not required for subject loan program. Loan program only required that credit report not reflect any lates in the past 12 months. Condition rescinded.

No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301035769	19240470-9419-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for LE ‘Calculating Cash to Close’ section not completed, or completed in error.
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure:  Cash to Close as $XXX,XXX.XX  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 96 months payment history with no late payments reported FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 Current Mortgage Payment is lower than previous payment Refinance reduces payment by $XXX

301066107	806e64ed-8428-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Cash out amount greater than guideline maximum	Client Overlay Exception, Client to Review - Cash out amount of $X,XXX,XXX.XX exceeds the maximum cash out of $500,000 allowed by the client.	02/07/2019: Sent an email to investor: Can you please rescind this condition as our guidelines do not have a limit for the XXXX XXXXX program and it states for you to review?	02/07/2019: Audit acknowledges the client approved guideline exception for Cash Out amount outside of Client Overlay guidelines. Loan will be rated a B.	Years Self Employed Borrower has 32.8 years Self Employed Years in Primary Residence Borrower has resided in subject for 10 years Full Documentation Full Documantation
301066107	7a219583-8825-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file with a collateral risk score of 3.2.		02/06/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.	Years Self Employed Borrower has 32.8 years Self Employed Years in Primary Residence Borrower has resided in subject for 10 years Full Documentation Full Documantation
301068904	5b0e3f78-fc36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Schedule C Business of XXXX tax return.  Per appendix Q, both Profit & Loss and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

02/27/2019: Please rescind this condition. The schedule C loss is directly from the 1120 from XXXX for XXXX XXXXXXX XXX. with the same EID Number for both. We have a profit and loss and balance sheet for XXXX XXXXXXX XXX.

02/27/2019: Audit re-analyzed loan documents, as well as the Lender Rebuttal, and has determined that the XXXX 1120 located on page 289 reflects the same employer ID number and taxable income as the XXXX Schedule C located on page 231. Profit & Loss and Balance Sheet were provided for the 1120 entity, therefore Schedule C not required. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Years in Field Borrower has 19 years in Field

301068904	33ff16d7-fc36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule C Business of XXXX tax return.  Per appendix Q, both Profit & Loss and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

02/27/2019: Please rescind this condition. The schedule C loss is directly from the 1120 from XXXX for XXXX XXXXXXX XXX. with the same EID Number for both. We have a profit and loss and balance sheet for XXXX XXXXXXX XXX.

02/27/2019: Audit re-analyzed loan documents, as well as the Lender Rebuttal, and has determined that the XXXX 1120 located on page 289 reflects the same employer ID number and taxable income as the XXXX Schedule C located on page 231. Profit & Loss and Balance Sheet were provided for the 1120 entity, therefore Schedule C not required. Condition rescinded.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.97% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750 Years in Field Borrower has 19 years in Field

301039570	2e352a69-683c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided with a collateral risk score of 4.	03/06/2019: CDA Report	03/06/2019: Lender provided the CDA Report, exception cleared.
301039352	12199609-473c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS (DU) in file is incomplete. Missing entire section labeled "Funds" which reflects Funds Required to Close, Reserves, Verified Assets, etc. Additional conditions may apply.		03/06/2019: Received complete AUS findings. Requirements of funds section met. Condition cleared.
Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%

301039352	9b71b7bc-463c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing LOE
Provide clarification for liability #3 on final loan application of tied to borrowers primary residence.  Credit report reflects as a mortgage and final closing disclosure for sale of residence does not reflect payoff of mortgage.  Additional conditions may apply.
03/14/2019: Please see the attached bank LOX which indicates that because this is a home improvement loan, it is not required to be paid off when the property is sold.
03/14/2019: Audit reviewed LOX from Lien Holder (Bank), and has determined that sufficient evidence was provided to verify unsecured loan for home improvement on departure residence. Documentation submitted is deemed acceptable. Condition cleared.

Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%

301039352	5b02bf00-6fdd-4dfd-b4ae-7d281d25ce3c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The License ID of the Borrowers Real Estate Broker and the Sellers Real Estate broker is missing. Cured on post close CD		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years in Field Borrower has 10 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.92%

301083024	86387b46-603b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation
The Borrowers bonus income is required to be documented with two (2) years of income documentation. The loan file contains the Wage Employment Calculator reflecting bonus income for XXXX and XXXX.  Documentation supporting income in the Wage Employment Calculator missing from the file. Income documentation supporting bonus income required in order for loan to be classified as a Qualified Mortgage.  Additional conditions may apply.

03/15/2019: We are annualizing the bonus income using the YTD, XXXX and XXXX found on the WVOE. $XXX,XXX + $552,177 + $XXX,XXX / 36 = $XX,XXX 3/15/2019: We are annualizing the bonus income using the YTD, XXXX and XXXX found on the WVOE. $XXX,XXX + $XXX,XXX + $XXX,XXX / XX = $XX,XXX.XX

03/15/2019: Audit re-analyzed the loan file, and has determined that a WVOE reflecting 3 years of Gross Earnings including Bonus income was located on page 426 of the original loan file. XXXX allows alternative documentation, such as an IRS Wage and Income (W-2) Transcript, a written Request for Verification of Employment or the final year-to-date paystub, may be used as long as adequate information is provided. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 17 years in Field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 67.78%

301083024	476fad23-603b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2	AUS (DU) requires 2 years' W-2. Two years' W-2 (XXXX and XXXX) not provided. Two years W-2 required in order for loan to be classified as a Qualified Mortgage. Additional conditions may apply.	03/15/2019: We are using a WVOE in lieu of a W2 for XXXX and XXXX. Please rescind this condition.
03/15/2019: Audit re-analyzed the loan file, and has determined that a WVOE reflecting 3 years of Gross Earnings was located on page 426 of the original loan file. XXXX allows alternative documentation, such as an IRS Wage and Income (W-2) Transcript, a written Request for Verification of Employment or the final year-to-date paystub, may be used as long as adequate information is provided. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 17 years in Field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 67.78%

301083024	66110197-b63a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing initial CD dated XX/XX/XXXX and 2nd CD issued XX/XX/XXXX.  The lender's tracking disclosure reflects both CD's were E signed by the borrowers however; are missing from the loan file.  Additional conditions may apply.
03/08/2019: please see atttached03/05/2019: please see attached
03/08/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.03/05/2019: Audit reviewed 01/31/2019 initial CD, and has determined that documentation is acceptable. HOWEVER, missing initial CD reflected on the Disclosure History (page 775) dated XX/XX/XXXX. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 17 years in Field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 67.78%

301083024	9ac2e52f-b73a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provide in the loan file. CU Score 3.1.		03/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749 Years in Field Borrower has 17 years in Field LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 67.78%

301040368	36eccb53-8f30-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing executed HELOC Request to Close Line of Credit Account from borrowers so that no further advances against it can be made.	03/13/2019: Attached please find the close out letter.	03/13/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.	Full Documentation Full documentation loan FICO is higher than guideline minimum Borrower qualified with a 760 FICO Years in Field Borrower has 20 years in Field
301040368	cc2e72a3-6b30-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed XXXX and XXXX business returns not provided.
03/13/2019: Attached please find signed business and personal tax returns.
03/13/2019: Audit reviewed the executed and dated XXXX/XXXX 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.
Full Documentation Full documentation loan FICO is higher than guideline minimum Borrower qualified with a 760 FICO Years in Field Borrower has 20 years in Field
301040368	bb5d1c45-6a30-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed XXXX and XXXX returns not provided.
03/13/2019: Attached please find signed business and personal tax returns.
03/13/2019: Audit reviewed the executed and dated XXXX/XXXX 1040 Tax Returns, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.
Full Documentation Full documentation loan FICO is higher than guideline minimum Borrower qualified with a 760 FICO Years in Field Borrower has 20 years in Field
301066599	9c58f48d-f935-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.
03/01/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 203 with a Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.

301069752	9189e006-8530-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.1.		02/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301066615	799477e3-bc28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	The credit report #XXXXXXX was not found in the loan file. Additional conditions may apply.	02/07/2019: Attached please find the AUS credit report.
02/07/2019: Audit reviewed updated Credit Report, and has determined that the documentation submitted is the same document as reflected on the AUS. Documentation is deemed acceptable. Condition cleared.

Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.9 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 37.61% Years Self Employed Borrower has 9 years Self Employed

301066615	253431d3-d628-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Loan Amount Exceeds Guidelines
Client Overlay Exception, Client to Review - Loam amount of $X,XXX,XXX exceeds the maximum loan amount of $679,650 allowed by the client.Client Overlay Exception, Client to Review - Loam amount of $X,XXX,XXX exceeds the maximum loan amount of $XXX,XXX allowed by the client.
															02/07/2019: Sent an email to XXXX, investor: Can you please rescind this as the XXXX XXXX XXXX has a maximum loan amount of $X,XXX,XXXXX?	02/07/2019: Audit acknowledges the client approved guideline exception for Loan Amount outside of guidelines. Loan will be rated a B.
Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with  2.9 months reserves DTI is lower than guideline maximum Borrower qualified with a low DTI of 37.61% Years Self Employed Borrower has 9 years Self Employed

301072545	4da0c18f-6da1-4786-8e77-1b601fd43e3e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The initial CD dated XX/XX/XXXX and 2nd CD dated XX/XX/XXXX are missing from the loan file.  The lender tracking disclosure reflects these CD's were sent to the borrower and E Consented however; are missing from the loan file.  Additional conditions may apply.

02/25/2019: There is no generated CD for XX/XX/XXXX. I have attached the generated CD for XX/XX/XXXX .02/22/2019: Please rescind this condition. Retired means after a period of time if the borrower does not click the e-sign link it expires.02/20/2019: Please rescind this condition. the borrower retired the CD on XX/XX/XXXX so therefore the real CD was resigned on XX/XX/XXXX see all attachments.XX/XX/XXXX: Please see attachment

02/25/2019: Audit reviewed "retired" CD, and has determined that documentation submitted is deemed acceptable. Condition cleared. 02/22/2019: Audit reviewed the Lender Rebuttal, and has determined that because a CD was generated and made available to the borrower, a copy of the Closing Disclosure is required. Condition remains.  02/20/2019: Audit consulted Compliance, and has determined that further clarification is required by the lender as to what their meaning of "retired" entails and what is the process to deem the document as "retired". Condition remains. 02/19/2019: Audit reviewed CD dated XX/XX/XXXX, and has determined that documentation is deemed acceptable. HOWEVER, missing initial CD dated XX/XX/XXXX, as reflected on the tracking disclosure. Condition remains.

301070167	7451aa93-be28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Rescind	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.	02/06/2019: See XXXX XXX XXXX Submission Summary Report (SSR) for CU score of 2. Please rescind.
02/06/2019: Audit re-analyzed loan documents, and has determined that the AUS did not reflect the CU Risk Score. HOWEVER, the Submission Summary Report was located on page 292 with a CU Risk Score of 2, therefore no Appraisal review is required for subject loan program. Condition rescinded.

301069076	c6880e6b-4126-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/06/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301069739	b631fb33-5623-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Loan amount greater than guideline maximum	Lender guidelines allow a maximum loan amount of $XXX,XXX.XX, per the loan approval and Note, the subject loan amount is $XXX,XXX,XX.	02/04/2019: On XX/XX/XXXX the loan limits changed from $XXX,XXX to $XXX,XXX. Please rescind this condition.	02/04/2019: Audit received confirmation from Investor, and has determined that the Elite Matrix with increase loan amount was approved. Condition cleared.
FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 781 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months reviewed, loan qualifies with 82 months 0x30 lates reviewed on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves loan qualifies with 23 months reserves.

301069739	6e389ab8-f123-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to Verify Housing History
Client Overlay Exception, Client to Review.  AUS item #13 requires satisfactory housing payment history for 12 months for the departing residence.  Payment history not provided on credit report.  VOM and/or proof of XXXXXXXX XXXX payment required to verify.
02/04/2019: Was this sent to the client to Review? Please let us know.
02/04/2019: Audit re-analyzed the loan file, and has determined that #13 of AUS reflects the NEW mortgage on departing residence, therefore will not have a 12 month history on said loan. Previous Mortgage on the departure residence reflects no late in the past 12 months. Condition rescinded.

FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 781 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months reviewed, loan qualifies with 82 months 0x30 lates reviewed on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves loan qualifies with 23 months reserves.

301069739	2b8cb53c-4c23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		01/30/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 781 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 24 months reviewed, loan qualifies with 82 months 0x30 lates reviewed on the credit report.  Reserves are higher than guideline minimum UW guidelines require 0 months reserves loan qualifies with 23 months reserves.

301069074	ff995e6c-6629-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules and year to date profit and loss (P&L) statement and balance sheet. File is missing signed tax returns.
02/11/2019: Please clear this condition with the attached tax transcripts for XXXX and XXXX.
02/11/2019: Audit reviewed submitted documentation, the Tax transcript obtained directly from the IRS (prior to Note date) were used in lieu of signed tax returns and are acceptable for the loan to be classified as a Qualified Mortgage. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 74.09% Years Self Employed Borrower has  3.66 years Self Employed. Years in Primary Residence Borrower has resided in subject for 5 years.

301069736	3c6f0f03-47b0-40f5-b5a5-1ce80c54b563	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
Years on Job Borrower has 34 years on job. Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly mortgage payments by $XXX.XX DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%

301069736	06c47410-5f34-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	02/25/2019: Please see attachment
02/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

Years on Job Borrower has 34 years on job. Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly mortgage payments by $XXX.XX DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%

301069736	b9c2be7c-9c30-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 34 years on job. Total Monthly Payments are lower with debt consolidation Refinance reduces total monthly mortgage payments by $XXX.XX DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.57%

301072650	6c37c46a-d82e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing. Executed 4506-T at or before closing not provided.	02/19/2019: Attached please find the requested 4506T.	02/19/2019: Audit reviewed e-signed initial 4506-T, as well as e-consent document, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.95% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

301072650	76abf248-c6c3-4a32-ac47-60836d76220b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure		Finding deemed non-material, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.95% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

301072650	696ebdc8-d32e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing Initial & Final CD.  Disclosure Tracking provided in the file reflects Initial CD was ordered and signed on XX/XX/XXXX and Final CD was ordered and signed on XX/XX/XXXX, however there are no copies of those CD's in the file.
															02/19/2019: Please see attachments	02/19/2019: Audit reviewed initial and Final executed CD, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.95% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

301072650	6b950f67-cd2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 4.		02/14/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.95% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 60.50 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 797

301120132	9ee75f3a-6e3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the REO property on the initial loan application (pg.34) was paid off. Mortgage #2 on final loan application is reflected open on the credit report.

03/08/2019: Please refer to page 2 of the XXXXXXX XXXXXX which confirms that XXXXX XXXX XXXX  is our borrower’s XX-XXXXXX property. The mortgage associated to this property was excluded from the ratios since our borrower is not obligated.

03/08/2019: Audit reviewed XXXXXXX XXXXXX lity of the XX-XXXXXX was located on page 2 of document. XXXXXX states that the XXXX shall retain the real property including  all encumbrances thereon; AND indemnify and hold XXXXXXX harmless from any liabilities in conjunction to REO. Condition cleared.

Years in Primary Residence Borrower has resided in subject for 11 years Years on Job Borrower has 18.5 years on job Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XXXX.XX in disposable income

301070490	8b841da9-c636-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		02/26/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070797	17e2d891-92a9-49d8-8c9a-76eee4380323	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect rescission model – Same lender refinance requires form H-9	Same lender refinance transactions require form H-9.		Non-material per SFIG Position - B-exception grade for circuits in which there is no ruling.
301073586	93fc1b4c-d72b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	General Credit Exception	A draw history for the borrower's HELOC is missing from the loan file. Additional conditions may apply.
02/20/2019: Can you please clear this? We have an original CD from the purchase of the property located at XXXX XXXXX XXXXX XX showing that the borrower used this as purchase money. The amount used on the CD was $XXX,XXX, and the amount we paid off was lower @ $XXX,XXX.

02/20/2019: Audit reviewed the Lender Rebuttal, and has determined that the CD from the Purchase of subject property (located on page 10 of the original loan file) was dated less than 12 months ago with secondary financing for $XXX,XXX. Payoff on current CD is less than original financing, no draw history required. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301073586	38ac682c-d22b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/15/2019: Please see the attached close out letter.	02/15/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301073586	49399222-d22b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX Signed returns not provided.
02/13/2019: Please rescind this condition as the attached XXXX signed returns were sent with the original file.
02/13/2019: Audit re-analyzed the loan file, and has determined that the XXXX 1040 signature page was located on page 116 of the original loan file. Document was signed and dated PRIOR to consummation. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301073586	0290e019-d22b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  XXXX and XXXX Signed business returns not provided for business C on Schedule E Part II of the XXXX tax returns.
02/13/2019: Attached please find the XXXX and XXXX Signed business returns for XXXXXX XXXXXXX XXX XXX
02/13/2019: Audit reviewed executed/dated XXXX and XXXX 1120S returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/13/2019: Audit reviewed executed/dated XXXX and XXXX 1120S returns, and has determined that the documentation submitted is deemed acceptable. Condition cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301073586	9bc17daa-102b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provide in the loan file with a collateral risk score of 4.
02/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.02/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 40.63% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 10.6 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 750

301070818	860dc350-4b40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Borrowers' income is required to be documented with a YTD paystub and a prior year W2, or using a standard Verification of Employment.  The loan file contains two YTD paystubs for each borrower.  Copies of the Borrowers' XXXX W2's or a standard VOE are required to fulfill guidelines.
03/13/2019: Received XXXX W-2 for each borrower. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 34.73% DTI  Years on Job Co-Borrower has 12.92 years on job No Mortgage Lates Borrower's have 29 months on primary 0x30 and 64 months on investment 0x30

301070818	a6d52e52-0ae1-43a0-8623-8d14166f5ac7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the consummation and final Closing Disclosure is missing the Loan Estimate columns including Loan Amount, Total Closing Costs, Closing Costs Paid Before Closing, Total Payoffs and Payments and Cash to Close.   Provide re-disclosed CD and letter of explanation.
Lender provided corrected post close CD along with LOE and evidence of delivery. The loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI is 43%, loan qualified with 34.73% DTI  Years on Job Co-Borrower has 12.92 years on job No Mortgage Lates Borrower's have 29 months on primary 0x30 and 64 months on investment 0x30

301070817	f158631b-f135-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s Business for Schedule C Business and Partnerships #1, #5 and #6 must be obtained within 30 calendar days prior to the note date via the following a third-party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau.

02/26/2019: This is a XXXXXXXXXX HB loan. A VOB is only required if the income is being used to qualify. A VOB is not required if we are only hitting them with a loss. We are hitting the borrower with a loss for the Schedule C business (XXXXXXXXXX XXX). We have a VOB for the borrower’s Schedule E (XXXXXX XXXX XXX & XXXX XXXX). Please rescind this condition.

02/26/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income.Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.03% DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 28.50% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 742

301070817	f999a803-f135-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Credit Report	A credit report for the borrower was not provided.	03/01/2019: Sorry about that. Here it is.02/26/2019: Please see the attached Credit Report.
03/01/2019: Audit reviewed the Credit Report, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 02/26/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.03% DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 28.50% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 742

301070817	85836512-f135-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
03/01/2019: Please see attached comments from our front end system.02/26/2019: As part of Lender's underwriting process, which is acceptable to XXXX XXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: •Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). •Receipt of HOA master insurance dec page and •Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required.

03/01/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.02/26/2019: Audit reviewed the Lender Rebuttal, and has determined that the DU requires that the lender perform a limited review according to XXXX selling guides. Without a condo questionnaire or any other type of documentation relating to the warrantability of the project we cannot determine if the review was completed by the lender. A condo questionnaire, origination UW statement, or any other document that shows the limited review was complete would be sufficient to satisfy this condition. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.03% DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 28.50% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 742

301070817	1c1dbc7b-f035-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.03% DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 28.50% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 742

301071333	e0903acc-3d40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 3.3.		03/13/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070972	e5b50f2c-3539-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/01/2019: Attached please find the close out letter.	03/01/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Years on Job Borrower has 20.5 years on job Years in Primary Residence Borrower has resided in subject for 5 years No Mortgage Lates The credit reort verifies 63 months payment history wiht no late payments reported

301070972	1e1b0b4b-ba36-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years on Job Borrower has 20.5 years on job Years in Primary Residence Borrower has resided in subject for 5 years No Mortgage Lates The credit reort verifies 63 months payment history wiht no late payments reported

301070970	e0e87d49-8449-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file		03/18/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301070969	1214c88d-d22b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Evidence State Tax Lien item # 11 and Judgment item # 9 on schedule B of title were not cleared/released/paid required by AUS/lender's guidelines was not provided. Additional conditions may apply.
03/04/2019: Please see attached payoffs for #9 and #11 and the final settlement statement.02/25/2019: Please see attached.02/22/2019: Attached please find the final policy showing no liens against the property.

03/04/2019: Audit reviewed documentation for lien payments, and has determined that sufficient evidence was submitted to verify liens #11 and #9 were paid in full. All lien numbers match and documents are deemed acceptable. Condition cleared. 02/25/2019: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.02/22/2019: Audit reviewed the Short Form Final Title Policy, and has determined that additional evidence or origination UW addressing liens is required. Credit Report reflects Tax lien (#11 on Title) for $XX,XXX which was not paid on the final CD. Proof liens were paid or reconciled is required for items #9 and #11 reflected on Title. Condition remains.

Years in Primary Residence Borrower has resided in subject for 18 years Years Self Employed Borrower has 4years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745

301070969	1f4af465-272e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Failure to Obtain Hazard Insurance Declaration	The Hazard Insurance effective date is after the Note date and after the Disbursement date.
Any liability or issue that may potentially exist would fall on the original creditor and not necessarily fall on an assignee, as insurance coverage is in fact in place on the transaction, and provided that the coverage is sufficient. Loan will be rated a B.

Years in Primary Residence Borrower has resided in subject for 18 years Years Self Employed Borrower has 4years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745

301070969	246ce5cf-d32b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application/closing not provided.	02/14/2019: See attached 4506 T	02/14/2019: Audit reviewed executed 4506-T, and has determined that said document submitted was dated at closing. Documentation submitted is deemed acceptable. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 18 years Years Self Employed Borrower has 4years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745

301070969	12965f55-cfe4-4be5-b6fe-c811beeb31e6	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
Years in Primary Residence Borrower has resided in subject for 18 years Years Self Employed Borrower has 4years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745

301070969	41f6022c-a92b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 3.0		02/12/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years in Primary Residence Borrower has resided in subject for 18 years Years Self Employed Borrower has 4years Self Employed FICO is higher than guideline minimum UW Guides require FICO of 700 loan qualified with FICO of 745

301103732	1d3c24fe-9c45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.6		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301072335	01fc15ed-1b2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 2.7.		02/08/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301072957	004158e0-2952-461e-8e68-594f359ba5f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301081551	7861b2ed-0c2b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.

03/01/2019: Attached please find the signed XXXX and XXXX personal tax returns.02/25/2019: Attached please find the signed returns. Please note the loan did not disburse until XX/XX/XXXX.02/14/2019: Attached please find the signed personal returns.

03/01/2019: Audit reviewed personal Tax Returns, and has determined that documents were dated PRIOR to/same day as consummation and are deemed acceptable. Condition cleared. 02/25/2019: Audit reviewed personal Tax Returns, and has determined that pre-close signatures for the co-borrower on documents in the original loan file are inconsistent with signature on submitted Tax Returns. Condition remains.  02/14/2019: Audit reviewed 1040 Tax Return documentation submitted, and has determined that the tax returns were dated AFTER the consummation date. In order for the loan to be classified as QM, the Tax Returns were required to be obtained PRIOR to consummation (defined by the signing date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.51% Years Self Employed Borrower has 25 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.13%

301081551	f8cb48a8-0c2b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
02/25/2019: Attached please find the signed returns. Please note the loan did not disburse until XXXX/XXXX02/14/2019: Attached please find the signed business returns.
02/25/2019: Audit reviewed 1065 Business Returns, and has determined that document were dated PRIOR to consummation and are deemed acceptable. Condition cleared.  02/14/2019: Audit reviewed 1065 Business Return documentation submitted, and has determined that the tax returns were dated AFTER the consummation date. In order for the loan to be classified as QM, the Tax Returns were required to be obtained PRIOR to consummation (defined by the signing date). Loan fails QM. QM does not allow post-closing reconciliation. Condition remains.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.51% Years Self Employed Borrower has 25 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.13%

301072648	5c573292-4535-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the file. CU Risk Score is 3.		02/27/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 759 Years on Job Co-Borrower and primary wage earner has 27 years on job DTI is lower than guideline maximum UW Guides maximum DTI of 43, loan qualified with DTI of 28.99%

301084871	87863e38-7734-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The initial CD dated XX/XX/XXXX is missing from the loan file.  The lender's tracking disclosure reflects this was sent to the borrower and E Consented however; it is missing from the loan file.  Additional conditions may apply.
02/21/2019: Please see attachment
02/21/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

301084871	adb59df0-3d31-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Wire in section H of the final Closing Disclosure should be reflected in section C. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301080151	b52e5f88-de3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.1.		03/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301073584	e50f8037-6e34-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application and/or closing was not provided for the borrower and co-borrower.	02/25/2019: Please see attached 4506T. Please clear the condition	02/25/2019: Audit reviewed executed/e-signed 4506-Ts at closing and application, and has determined that documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 8.8 months’ reserves  Years Self Employed Borrower has 9 years Self Employed

301073584	0ef3516f-e33f-41c7-ad80-c472ad17e58e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		02/19/2019: This finding is deemed non-material and rated a B.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 8.8 months’ reserves  Years Self Employed Borrower has 9 years Self Employed

301073584	469e6256-419c-41f9-af7b-09a1486cb14f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $X.XX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XXX.XX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Reserves are higher than guideline minimum UW Guides require 0 months’ reserves, loan qualified with 8.8 months’ reserves  Years Self Employed Borrower has 9 years Self Employed

301123138	a50b0023-5353-411c-b97a-3586ca9b0958	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
301079840	f52936bb-af38-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.2.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301076923	158e8696-112e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance for REO #2 on the final application not provided. Additional conditions may apply.
02/15/2019: Please rescind this condition based on the attached statement that shows an escrow and taxes and insurance have been disbursed from the escrow account. This was uploaded in the original file.

02/15/2019: Audit re-analyzed the loan file, and has determined that the Mortgage Statement for REO #2 was located on page 135 of the original loan file. Said statement did disclosure YTD disbursements of Taxes and Insurance under "Past Payments Breakdown" section. Condition rescinded.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.87% Years in Field Borrower has 7 years in Field

301076923	a783dd04-2580-4732-b41d-c424be3d9030	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented
The final Closing Disclosure is missing the names of all parties with vested interest.  Rescindable transactions require that all parties with vested interest in the property receive a copy of the Closing Disclosure.  No Cure.

02/15/2019: separate cds were given to the borrowers as this was a rescindable transaction in accordance with TILA Please see attached signed CD's included in the original upload. Please rescind the condition.

02/15/2019: Audit re-analyzed the loan file, and has determined that the executed CD's submitted were NOT located in the original loan file. Final executed CD's (dated XX/XX/XXXX) for both borrowers, that were provided as trailing documents, are deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.87% Years in Field Borrower has 7 years in Field

301076923	3651d489-c814-45a2-b477-888fed0b067e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower not provided 3 day rescission period
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX and an expiration date of XX/XX/XXXX, however loan documentation in the file reflects transaction date of XX/XX/XXXX and disbursement date of XX/XX/XXXX.  Provide clarification and/or documentation for discrepancy.
02/15/2019: Original closing date was XX/XX and borrowers changed the closing date to XX/XX. Right to Cancel were signed on XX/XX. Please rescind the condition
02/15/2019: Audit reviewed the correct Right to Cancel (RTC), and has determined that said document was not in the original loan file. Correct RTC submitted, as a trailing document, was executed by all parties and is deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 752 LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.87% Years in Field Borrower has 7 years in Field

301080118	c64b22b8-3f35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Documentation
The XXXXXXXX Anti-Predatory Lending Database Program requires additional actions for 1-4 unit owner occupied subject properties originated in XXXX, XXXX, XXXXXX, and XXXX Counties. In order to record a mortgage in these counties, the mortgage must have either a Certificate of Compliance or a Certificate of Exemption.
02/25/2019: Please see attachment
02/25/2019: Audit reviewed evidence of the XXXXXXXX Anti-Predatory Lending Database Program certificate of compliance, and has determined that documentation submitted is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 34.18% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 Years on Job Borrower has 9.08 years on job

301080118	5e085b30-2c35-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated & e-signed XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	02/25/2019: Please see attachment
02/25/2019: Audit reviewed initial CD, as well as electronic log showing the disclosures, when they were provided and when the borrower accessed them, and has determined that sufficient evidence was provided reflecting initial CD was viewed and acknowledged at least 3 days prior to consummation. Condition cleared.

DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 34.18% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 799 Years on Job Borrower has 9.08 years on job

301083798	4c002671-00d7-4e9c-9483-9407eedeb925	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Right To Cancel Form	Missing right form is missing from the loan file.	02/22/2019: This is a construction to perm loan. The borrower is paying off a construction loan. XXXX XX XX is a construction loan per the credit report. Please rescind the condition
02/22/2019: Audit re-analyzed the loan file, and has determined that final 1008 and 1003 do not indicate loan as a "new construction to permanent" financing. HOWEVER, audit pulled documents from the county website to verify purchase of property as Land Only in XXXX then obtained a Construction loan in X/XXXX which CD paid off. The Appraisal reflects year built XXXX. Right to cancel is not required. Condition cleared.

301083798	4f2a3bfd-f4ca-4b4b-93af-112c3a6201a4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Lender Refund to Cure insufficient to cover overages in C.D. Services Borrower DID NOT SHOP Fee - Section B (Undisclosed and Under Disclosed)
Credit report fee on the closing CD is $XX.XX  Final LE lists fee as $XX. This fee is in a 0% tolerance section. Lender tolerance cure of $XX.XX is required.  Section J reflects $XX.XX tolerance cure that is insufficient.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

02/22/2019: The credit report fee disclosed on the initial LE was $XX.XX, rounded to $XX as required. The tolerance cure of $XX.XX was sufficient as this was difference between the initial LE amount of $XX.XX and the final CD amount of $XX.XX (i.e. $XX.XX - $XX.XX = $XX.XX). Please rescind the condition

02/22/2019: Audit concurs with the Lender Rebuttal, and has determined that LE reflects $XX and Final CD reflects $XX.XX for a difference of $XX.XX with refund reflected in Section J of the final CD of $XX.XX. Refund was sufficient due to difference was less than $X. Condition rescinded.

301083798	50518bea-3d31-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral risk score of 3.		02/27/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a -9.4% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083919	7d529758-392a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation
Missing documentation for the newly acquired debt on the final loan application.  Debt #2 on page 3 of the loan application needs verification of the balance and payment.  Additional conditions may apply.

02/15/2019: Please clear this condition as it was put on in error. The credit report shows XXXXX XXXXXXXX on page 9 of 35 is Paid in full. I have added the XXXXX XXXXX Financial Group of $XXXX.XX payment with a 48 month balance and I have attached a new application and 1008. The ratios do not change by 3% or more.

02/15/2019: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that adding the new lease debt does not change ratios more than 3%. Revised 1008 and Final 1003 were submitted and are deemed acceptable. Condition cleared.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 802. DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 5.96%. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  108.7 months reserves.

301125034	e7987604-c877-4c23-b8a4-5042c45df7f9	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
Final CD, Calculating Cash to Close section did not include the required information for the Loan Estimate.  Post close CD corrected this deficiency and includes the required LE data in the Calculating Cash to Close section.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301080278	6318e8d9-7ea8-4dee-98a3-7067fd4e77df	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood notice is not signed by all applicants		Finding deemed non-material, loan will be graded a B for all agencies
301080278	c8db9b8e-ed02-43cc-8309-5510f5edb77b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	Missing initial escrow statement		Finding deemed non-material, loan will be graded a B for all agencies
301080278	71cd56fd-b53a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a collateral score of 2.9.		03/04//2019: CDA provided reflecting a value of $XXX,XXX which is a -3.4% variance. Variance within acceptable tolerance. Condition cleared.
301080277	ec978d69-1442-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 734 Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX Years on Job Borrower has 11.42 years on job

301081520	6c243e3a-be28-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Verify Sale of Previous Property
File is missing the final Settlement Statement or Closing Disclosure verifying the departing residence on the final application was paid off.  Estimated Settlement Statement was provided in the loan file.
															2/6/19 Attached please find the final settlement statement.	02/07/2019: Received certified, final settlement statement. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 30 years in Field   Full Documentation The loan is full Documentation

301081520	125fc8f5-eff2-437c-b2e0-9f4f88cdd05f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															2/6/2019: Please see attachment	02/07/2019: Received initial CD and evidence it was acknowledged. Timing requirement met. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 30 years in Field   Full Documentation The loan is full Documentation

301081520	1e69cd21-5029-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The Initial CD dated & e-signed XX/XX/XXXX per Disclosure History is missing from the loan file. No Cure - Missing document not provided.	2/6/2019: Please see attachment	02/07/2019: Received initial CD. Condition cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with over 3 months reserves Years in Field Borrower has 30 years in Field   Full Documentation The loan is full Documentation

301081479	5aad615f-612e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at or before closing. Executed 4506-T at or before closing not provided.	02/19/2019: Please see attached 4506T.	02/19/2019: Audit reviewed initial e-signed 4506-T, and has determined that documentation submitted is deemed acceptable. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 17 years on job Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income

301081479	56730a86-9e66-42e2-9b0c-3c31500e088a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 778 Years on Job Borrower has 17 years on job Disposable Income is higher than guideline minimum loan qualified with $X,XXX.XX in disposable income

301082609	8d3d3de8-673b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The VOE in section B of the final Closing Disclosure is missing the name of the service provider.  Payee is reflected as the lender and should be reflected as party who actually provided the service.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301082625	10905140-393c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
Missing initial CD dated XX/XX/XXXX in the loan file.  The lender's tracking disclosure reflects the Closing Disclosure was sent and E Signed however; is missing from the loan file.  Additional conditions may apply.
03/06/2019: Received initial closing disclosure. Evidence it was acknowledged previously provided. Timing requirement met. Condition cleared.
301082625	42bfd441-323c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 3.4.		03/08/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083795	a4a4af6c-8234-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file. CU Risk Score is 999.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120012	f312fb6c-ef39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA Report was not provided in file. CU Risk Score is a 3.0		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301084604	49c54f65-3b39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a X.X% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083792	1d42c839-804b-44e7-83cc-25e614b355ce	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301083792	c627c210-d736-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083909	9aa9ef7f-273a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The initial CD dated XX/XX/XXXX is missing from the loan file.  The lender's tracking disclosure reflects the CD was E Consented by the Borrower however; the CD is not in the loan file.  Additional conditions may apply.
03/04/2019: Received initial closing disclosure. Acknowledgement previously provided. Timing requirement met. Condition cleared.
301123133	2e6e589f-762e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information: signed, dated individual tax returns, with all applicable tax schedules for the most recent two years. Signed Personal returns not provided.
03/14/2019: Attached please find the e-delivery consent.03/12/2019: Attached please find the Personal and Business signed tax returns.
03/14/2019: Audit reviewed e-signature pages for Personal and Business Tax Returns, and has determined that after consulting with management, the e-consent is acceptable to verify signed Tax Returns. Condition cleared.  03/12/2019: Audit reviewed the e-signature pages for Personal and Business Tax Returns, and has determined that the executed (by both borrowers) 8879 Form is required to validate e-signature authorization on submitted returns. Condition remains.

Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves Years Self Employed Borrower has 6 years Self Employed per 1003

301123133	27769586-762e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Per Appendix Q, Self-employed consumers must provide the following information: Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for an “S” corporation and signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules. Signed business returns not provided.
03/14/2019: Attached please find the e-delivery consent.03/12/2019: Attached please find the Personal and Business signed tax returns.
03/14/2019: Audit reviewed e-signature pages for Personal and Business Tax Returns, and has determined that after consulting with management, the e-consent is acceptable to verify signed Tax Returns. Condition cleared. 03/12/2019: Audit reviewed the e-signature pages for Personal and Business Tax Returns, and has determined that the executed (by both borrowers) 8879 Form is required to validate e-signature authorization on submitted returns. Condition remains.

Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves Years Self Employed Borrower has 6 years Self Employed per 1003

301123133	9ad81815-762e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.1.		02/14/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 4.80 months reserves Years Self Employed Borrower has 6 years Self Employed per 1003

301083917	6ba0486a-2040-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/08/2019: Received closure letters for both mortgages. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

301083917	6cbc44ab-ce3e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Condo Questionnaire	The Condo Questionnaire is missing from the loan file. Additional conditions may apply.
3/7/2019:  As part of XXXXXX XXXXXX underwriting process, which is acceptable to XXXXXX XXX, the Condo Review team reviews the appraisal and any submitted documents (insurance, litigation letter) to verify the project’s eligibility as Limited Review. Limited Review is acceptable with the following parameters/requirements: • Maximum 90% LTV for primary residence and 75% for Second Home (investment ineligible). • Receipt of HOA master insurance dec page and • Appraiser verifying there is no pending litigation or a letter from the HOA stating the same. A condo questionnaire is not required.

03/08/2019:  Rejected in error.  Lender addressed condo warrantability.  Condition cleared.03/08/2019:  Audit reviewed the Lender rebuttal and has determined that the Client requires verification that the condo is warrantable according to XXXX. Provide confirmation that the condo warrantability was addressed, as we do not perform condo project approvals.  An Appraisal is not valid evidence that the condo is warrantable. Condition remains.

Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 33.42% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797

301084866	b968aefb-0a39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/04/2019: Received executed HELOD closure letter. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.76% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 741 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

301120130	83f55194-9f46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	03/22/2019: please see attached, this should included all the needed information for your review.3/19/2019: please see attached, also note that this was included in the loan package please rescind.
03/22/2019: Audit reviewed Final 1008, and has determined that documentation submitted is deemed acceptable. Condition cleared.03/20/2019:  The 1008 provided and in the original loan file, page 12,  are missing everything except the borrowers names and social security numbers.  Error message upon opening: cannot find or create the font LTB.  Some characters may not display or print correctly.  Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX

301120130	bdd3fe15-a046-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  XXXX Signed returns not provided.
															3/19/2019: Please see the attached signed XXXX Tax Returns.	03/20/2019: Received signed and dated XXXX tax return. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX

301120130	1fbfb89b-9f46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Business Returns
Self-employed Borrower:  Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;  for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules.  Signed business returns not provided.
															03/22/2019: Please see the attached signed business tax returns for XXXX and XXXX for XXXX XXXXX XXX and XX XXXXXX XX.	03/22/2019: Audit reviewed executed XXXX/XXXX 1120S Returns for Borrower and Co-borrower's businesses, and has determined that documentation submitted is deemed acceptable. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70% Years in Field Borrower has 20 years in Field   Disposable Income is higher than guideline minimum Disposable income is $XX,XXX.XX

301084362	152e92ba-3440-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU risk score is 2.9		03/13/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301117236	56b29ccb-f9a2-4d97-9325-f7c6f57ee23a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301101307	5b844d91-613c-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score 3.		03/08/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120127	ee38a843-5744-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Mortgage/Deed of Trust	Missing legible page 1 of Mortgage.	03/18/2019: Please see attached. Please clear the condition	03/18/2019: Audit reviewed legible first page of the Mortgage, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 27.61% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 41.40 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 760

301084962	7315a2a7-d940-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The homeowner insurance prepaid is reflected in section H of the final Closing Disclosure.   The home owner insurance prepaid should be listed in section F of the CD.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301084939	ee216046-5e3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/15/2019: Please see the attached.	03/18/2019: Lender provided payoff, which reflects the verbiage for the closure of the HELOC account which was signed by the borrower. Exception cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52% Years on Job Borrower has 6 years on job

301084939	15db0006-fa00-4b80-93bc-80a6d36e1873	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 720 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.52% Years on Job Borrower has 6 years on job

301120248	7f756ebb-1d2a-4d9f-9c08-3d0be057a3af	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)
The title fees are reflected in section C of the final Closing Disclosure. The borrower selected a service provider from the WLSP for title services.  The title service provider fees should be listed in section B of the CD.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301101306	bf9059d4-3047-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing income documentation	Loan file contains a paystub only for the borrower. AUS requires YTD paystub and previous year W-2. Missing W-2 to be provided in order for the loan to be classified as a Qualified Mortgage.	3/19/2019: A year end pay stub was provided for XXXXXXX in lieu of a W2 showing his earnings for XXXX Please rescind this condition.
03/20/2019:  Audit reviewed the Lender Rebuttal, as well as the Selling guides, and has determined that XXXX accepts alternative documentation for the W2, such as the final year-to-date paystub, that may be used as long as adequate information is provided. Borrower’s end of the year paystub for XXXX was located on page 110 and Co-borrower’s end of year paystub for XXXX was located on page 141.  Paystubs contain all required information. Condition rescinded.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 11.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 25 months payment history with no late payments reported Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income

301102753	6667033b-3e39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score of 4.6.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120126	1ac5bd97-8e0a-4ac0-84d4-c0fa9b88c88f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Close of $0.00.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $X,XXX.XX   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301120126	d5d4a5d1-6f49-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The lender Appraisal Credit in Section H of the final CD should be in Section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301132234	3fc5c23c-523f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient asset documentation in file - assets do not cover closing costs	Verified assets of XXX,XXX.XXX less cash to close $XXX,XXX.XX results in $XX,XXX.XX shortage of funds to close.
03/11/2019: We are using funds from the borrower’s XXXXXXXX retirement account. The DU Findings do not state that two months of statements are required. Please refer to #20 which indicates, “if assets are needed for funds to close, the available account balance must be documented with a recent statement.” The statement reflects a balance of $XXX,XXX and we backed out the $XX,XXX EMD. Proof of liquidation is not required because the value is 20% more than the funds needed for closing. We are also not required to verify the EMD withdrawal, as we are able to back it out of the available balance.
03/11/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient assets were provided minus proof of EMD. Condition rescinded.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years on Job Borrower has 7 years on job

301132234	6d06e13f-4040-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation
Lender's guidelines required 2 months' bank statements, 2 months' investment portfolio statements, 2 months' 401K or other retirement account statements, terms and conditions of withdrawal from 401K if borrower < 59 1/2 years old and verification of the down payment for a purchase.  The loan file is missing 2 months' investment bank statement and the withdrawal of $XX,XXX and $XX,XXX for the EMD checks in file.  Additional conditions may apply.

03/14/2019: Please see the attached XXXXXXXX statement. 03/11/2019: We are using funds from the borrower’s XXXXXXXX retirement account. The DU Findings do not state that two months of statements are required. Please refer to #20 which indicates, “if assets are needed for funds to close, the available account balance must be documented with a recent statement.” The statement reflects a balance of $XXX,XXX and we backed out the $XX,XXX EMD. Proof of liquidation is not required because the value is 20% more than the funds needed for closing. We are also not required to verify the EMD withdrawal, as we are able to back it out of the available balance.

03/14/2019: Audit reviewed the additional Investment Statement, and has determined that the documentation submitted is deemed acceptable. Condition cleared. 03/11/2019: Audit reviewed the Lender Rebuttal, and has determined that XXXX requires 60 days of account activity for purchase transactions. Condition remains. Missing 2 months' investment bank statements. Condition remains.

FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Years on Job Borrower has 7 years on job

301102889	7f261b30-6a3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The Guidelines reflects a maximum allowable DTI of 43.00%. Due to the improper calculation of rental income the actual DTI is 44.45%. The lender did not provide a rental calculation. Audits rental calculation from SCH E did not include HOA dues as they were not on tax returns.
03/07/2019: Received evidence of PITI. HOA dues previously provided. Recalculated DTI 37.06%. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Primary Residence Borrower has resided in subject for 18.42  years

301102889	2c49e03f-6a3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Evidence of PITI for property #1, on the final application not provided.	3/6/19 Attached please find the final closing disclosure on property #1.	03/07/2019: Received evidence of PITI. HOA dues previously provided. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 30% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 730 Years in Primary Residence Borrower has resided in subject for 18.42  years

301125031	94b3d512-684a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.6.		03/21/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301123117	04e7262a-4d40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Obtain Final Application (1003)	A final application executed by the borrower was not provided.	03/15/2019: please see attached	03/15/2019: Audit reviewed executed Final 1003, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	bd314681-a73f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Questionable Occupancy
The following docs treat the subject as a PRIMARY residence:(86)AUS approved as PRIMARY; however,(93) #32 cites 1003 Occupancy Declaration inconsistency. (129) Lock confirmation. (177) Title Commitment dated X/XX/XXXX lists Borrower & XXXXXX as vested owners- no evidence in file of quit claim deed. (228) Right of Rescission. INVESTMENT PROPERTY: (149) LOE- Borrower’s XXXXXX will continue residing in subject (XXXXXX passed away in XX/XXXX) No indication Borrower intends to move in and/or put XXXXXX property on market or Rent. (XXX) X/XX/XXXX XXXXXXXXXX- vested in XXXXXXX. No evidence in file of quit claim deed.  Initial 1003 (XXX) states Primary- (XXX) states “no Intent to Occupy”, Missing Final 1003, (XX)1008 is mixed: states Primary, but has no front end debt. (XXX) Borrower's ID issued X/XX/XXXX does not reflect subject address even though an initial 1003 in file reflects 3 years at subject property.

03/13/2019: Please see the attached LOX and death certificate. Per the Selling Guide, if the XXXXXX is unable to work or does not have sufficient income to qualify on their own, the XXXXX can be considered the owner/occupant. Due to theXXXXXX passing away, our borrower is refinancing the property as a primary which is acceptable.

03/13/2019: Audit reviewed the Lender Rebuttal, as well as XXXX guidelines, and has determined that requirements for owner occupancy have been met. XXXX considers a residence to be a principal residence even though the borrower will not be occupying the property when the following situation occurs: XXXXXXXX wanting to provide housing for XXXXXXX, if the XXXXXX is unable to work or does not have sufficient income to qualify for a mortgage on his or her own, the XXXXX is considered the owner/occupant. Condition rescinded.

No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	55a182d9-5340-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Missing Condo Questionnaire or project approval.	03/13/2019: Please see the attached. This project was approved as a limited review by our Condo Review Team.
03/13/2019: Audit reviewed the Lender screen shot with regards to limited review, and has determined that said document is acceptable to confirm project it is warrantable under XXXX guides per lender statement. Condition cleared.

No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	1a635abe-823f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Ineligible Transaction	Transaction is ineligible due to lender guides disallowance of Investment properties.	03/13/2019: There are no REO properties; only the retained property which is our borrower's primary residence.
03/13/2019: Audit reviewed the Lender Rebuttal, as well as XXXX guidelines, and has determined that requirements for owner occupancy have been met. XXXX considers a residence to be a principal residence even though the borrower will not be occupying the property when the following situation occurs: XXXXXXXX wanting to provide housing for XXXXXXX, if the XXXXXX is unable to work or does not have sufficient income to qualify for a mortgage on his or her own, the XXXXX is considered the owner/occupant. Condition rescinded.

No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	c593e571-8789-48f4-84df-034f958d8b2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	63180ec3-6cc2-457a-bf4e-bc9efc0f5150	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Acknowledgement by all parties with a vested interest not documented	The final Closing Disclosure is missing the names of all parties with a vested interest. Final CD has signature page for Borrower only.	03/15/2019: please see attached	03/15/2019: Audit reviewed executed Addendum to CD, and has determined that all parties acknowledged receipt and review of the final CD. Condition cleared.
No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301123117	3b84734c-d62a-41e1-bf74-c0e84caba82b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Lender Credits on Final Closing Disclosure at closing is inaccurate in relation to previous Initial disclosure(s)
The LE  reflects a lender credit in the amount of $X,XXX.XX. The lender credit decreased to $X,XXX.XX on the final CD with no indication of a valid COC to account for the $X,XXX.XX decrease in the credit.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies”. Please do not use quotation marks
No Mortgage Lates LUW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99+ total months payment history with no late payments reported. Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 13.3 months reserves   Years on Job Borrower has 4 years on same job.

301117249	487cd139-f144-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file with a CU score 3.2.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301123107	5fb2a716-c646-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file. Document in file is incomplete and illegible.	03/22/2019: Please see attached. Please clear the condition	03/22/2019: Audit reviewed Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  35.82% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 707 Years Self Employed Borrower has 7 years Self Employed

301120001	51bbabfc-4f39-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 4506-T	The lender's guidelines require an executed 4506-T at application and/or closing. Executed 4506-T at application and/or closing not provided.	03/04/2019: Please see attachment	03/04/2019: Audit reviewed e-signed initial 4506-T, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 48 months’ payment history with no late payments reported Years on Job Borrower has 27 years on job FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 787

301117248	0cbdebf6-4440-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error	The final Closing Disclosure Contact Information section is incomplete. The State/Contact St license ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301117248	c7cff99b-c840-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Property Taxes were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301117248	554b7dfb-4240-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		03/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301123105	5a93d915-6641-4561-99fd-a23aa8f1cbec	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
301119976	974cc3c3-d345-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Additional conditions may apply.
															03/18/2019: Attached please find 2 VOB's on the loan.	03/18/2019: Audit reviewed evidence of VOB, and has determined that documentation submitted is deemed acceptable. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

301119976	208e605e-bd45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	03/20/2019: Please see attached UW Transmittal, which was included in the original credit upload. Please rescind the condition.	03/20/2019: Audit re-analyzed the loan file, and has determined that 1008's were located on pages 9 and 10 of the original loan file. Condition rescinded.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.04% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 771 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 70%

301120123	06353cc4-5347-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.		03/20/2019: Received executed HELOC closure letter. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years in Field Borrower has 30 years in Field

301120123	4527c264-7b46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file. The lender tracking disclosure reflects the initial CD was sent to the borrower on XX/XX/XXXX however; is missing from the loan file.		03/20/2019: Received initial closing disclosure. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 25.62% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 741 Years in Field Borrower has 30 years in Field

301120199	1579ac24-add4-4868-9670-2ffeb71dafdf	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Flood Notice is not signed by all applicants.	Flood Notice is not signed by all applicants.		Finding deemed non-material, loan will be graded a B for all agencies.
301120199	05512104-60b8-47c4-9c74-fed8b3ada073	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies.
301120199	ee83b3a4-0944-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Flood Insurance Premium reflected in section H of the final Closing Disclosure should be reflected in section F Prepaids.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301120199	9c2fd1dc-4040-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		03/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301132935	205618b9-1d4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		03/21/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.04% Years on Job Borrower has 11 years on job FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 797.

300925224	493d7b04-7d3f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided with a collateral score of 5.		03/12/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301013731	d3cecf94-ad24-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report and Flood Cert fee was not reflected in section B of the Closing Disclosure despite evidence of a Credit Report  in the file. The review fee should be disclosed in section B of the Closing Disclosure or an attestation that no fee was allocated to the loan transaction must be provided.
12/07/2018: Cured; Post Close CD provided reflecting fees; Non-material per SFIG guidance, loan will be graded a B for all agencies
301013731	b6d2e838-a224-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Score is 3.6.		02/06/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301026587	35a6f8c7-6c04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance	Missing evidence of Lender calculations for subject property taxes for ratios/escrow. Additional conditions may apply.
01/04/2019: please see attached assessment information that should have been sent with the rebuttal. The current taxes on the title work are based on an assessed amount of $XXX,XXX, however, this property sold for $XXX,XXX. Also per the attached the tax rate is also only X.XXXXX% which is $XXX.XX a month based on the sales price and value of $XXX,XXX which is less that we are using of X.XX% per the guidelines. Can you please clear this condition based on this?12/27/18 Sent a Request to XXXXX @ XXXX to rescind this.12/24/18 Please rescind this condition. XXXXXXXXXX property taxes are calculated by taking the Sales Price x X.XX%/XX mos. The HOI that was in the file shows $XXX/XX is what was on the CD.

01/04/2019: Audit reviewed the Lender Rebuttal, as well as documentation, and has determined that tax calculations are deemed acceptable. Condition cleared. 12/28/2018:  Escalated to Client.  Pending Client review.12/27/2018:  Lender provided tax calculation.  Audit has consulted with Compliance and has determined that although it is best practice to utilize the Preliminary Title as the most accurate estimate for new property tax, it is an acceptable industry standard practice to use X.XX% of the sales price for the annual property tax amount for XXXXXXXXXX purchases if the difference would not put DTI > 43%.  Using actual taxes of $XXX.XX/month from title results in DTI of 43.43%.  Condition remains.

Years Self Employed Borrower has 10 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 14 years FICO is higher than guideline minimum  UW Guides require FICO of 700 loan qualified with FICO of 731

301026587	b7dcf5b3-7604-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of HOA Fees
Missing evidence of HOA dues for subject property on the final loan application. Lender updated property type to PUD and a property profile report in file reflects subject is in an HOA and subject to monthly dues, no dues were assessed to subject property in DTI/Escrow. Additional conditions may apply.

01/04/2019: Sent a request XX/XX/XX Please clear this. The appraiser states there is 0 HOA, the title work does not show an HOA and attached is further documentation that there is not HOA.12/24/18 We are unable to find anything stating it is a PUD. Please refer to which document it is on.

01/04/2019: Audit reviewed the Lender Rebuttal, and has determined that sufficient evidence was provided to verify no HOA fees for subject property at the time of consummation. Condition cleared. 12/28/2018:  Pending further review12/27/2018:  Lender requested evidence property has association dues.  The fraud report, page 956, reflects HOA dues of $XXX/month.  The change in circumstance, page 466, reflects change from SFR to PUD.  The AUS findings and 1008 do not reflect HOA dues.  The DTI will be > 43% if included.  No PUD rider provided.   Condition remains.

Years Self Employed Borrower has 10 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 14 years FICO is higher than guideline minimum  UW Guides require FICO of 700 loan qualified with FICO of 731

301026587	8d00700a-9316-40fc-ac5e-f2fdd7929714	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Transfer Taxes - Section E
The SB2 Affordable Housing Recording listed in section E of the final Closing Disclosure does not list the name of the government entity assessing the tax.  Provide corrected CD and LOE to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 10 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 14 years FICO is higher than guideline minimum  UW Guides require FICO of 700 loan qualified with FICO of 731

301026587	eba36c3e-7d04-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Lender Appraisal Credit fee in section L of the final Closing Disclosure should be in section B. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Years Self Employed Borrower has 10 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 14 years FICO is higher than guideline minimum  UW Guides require FICO of 700 loan qualified with FICO of 731

301026587	b9b1a745-0604-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 2.7	01/04/2019: CDA01/03/2019: CDA posted to trailing docs prior to condition. Please rescind
01/04/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.01/03/2019: Audit reviewed the Lender Rebuttal, and has determined that the "trailing docs" contain a CDA for a different borrower and address. Condition remains. 12/21/2018:  CDA provided is for a different property address. Condition remains.

Years Self Employed Borrower has 10 years Self Employed Years in Primary Residence Borrower has resided in departure residence for 14 years FICO is higher than guideline minimum  UW Guides require FICO of 700 loan qualified with FICO of 731

301083908	d27d382c-4134-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	DTI Exceeds Guidelines
The guidelines reflects a maximum allowable DTI of 43%. Due to the improper calculation of net rental income, the actual DTI is 44.90%. The lender did not include the taxes ($XXX.XX/mo) and insurance ($X,XXX.XX/mo) in the Net Rental income calculation for REO 3 of the final 1003.

2/28/19 Please rescind this condition.  There is no requirement for HOI on a rental property. This is a commercial property. However, the UW used the information from the worksheet that was provided.02/21/2019:  Please see our rental income worksheet.

03/12/2019: Audit confirmed annual premium insurance on REO #3, and has determined that said amount is $X,XXX/$XXX.XX monthly. DTI is 42.40%, condition cleared. 03/04/2019:  Per XXXX Schedule E, property #3 is commercial.  However, borrower disclosed $XXXX annual premium for insurance on page 20.  Condition remains.02/21/2019: Audit reviewed rental income worksheet, and has determined that evidence via copy of HOI is required to support calculations on worksheet. Condition remains.
FICO is higher than guideline minimum Loan qualiifed with 784 Fico Years in Primary Residence Borrower has resided in subject for 21 years Full Documentation Full documentation loan
301083908	90a7a10f-5134-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Evidence of Taxes and Insurance
Evidence of insurance for property #3 on the final application not provided.  Master policy was provided in the file.  Property Expense Breakdown provided in the loan file reflected insurance amount of $X,XXX.XX or $X,XXX.XX for property #3.  Hazard policy to support or evidence this figure was not provided in the loan file.

2/28/19 Please rescind this condition. There is no requirement for HOI on a rental property. This is a commercial property. However, the UW used the information from the worksheet that was provided.02/21/2019:  Please see our rental income worksheet.

03/12/2019: Audit confirmed annual premium insurance on REO #3, and has determined that said amount is $X,XXX/$XXX.XX monthly. DTI is 42.40%, condition cleared. 03/04/2019:  Per XXXX Schedule E, property #3 is commercial.  However, borrower disclosed $XXXX annual premium for insurance on page 20.  Condition remains.02/21/2019: Audit reviewed rental income worksheet, and has determined that evidence via copy of HOI is required to support calculations on worksheet. Condition remains.
FICO is higher than guideline minimum Loan qualiifed with 784 Fico Years in Primary Residence Borrower has resided in subject for 21 years Full Documentation Full documentation loan
301029965	388b4315-1c23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain Evidence of Self Employment
Failure to obtain 3rd party verification of employment: Verification of Business on Schedule C of XXXX tax return for borrower #3 must be obtained within 30 calendar days prior to the note date via the following a third party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau, or verbal VOE 120 business days prior to the note date.
01/31/2019: Self-employment income is not being used for borrower #3. We are only hitting the borrower with a Schedule C loss. A VOB wouldn’t be required. Please rescind this condition.
01/31/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. Condition rescinded.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   DTI is lower than guideline maximum UW Guideline Overlay maximum DTI of 43%, loan qualified with DTI of 38.97% Years in Field Borrower has 25 years in Field

301029965	7ea23285-1c23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Documentation	Missing legible copy of mortgage statement for REO property #1 on borrower #3's final loan application.
01/31/2019: The key components on the mortgage statement provided for XXXXXXXXXX XXXXXXX XXXXXXX (REO - XXXX X XXXXXXX XXX X are visible including the borrower’s name, the property address, the escrow amount includes both taxes and insurance, and the monthly payment of $XXX matches the monthly payment shown on the credit report. Please rescind this condition.

01/31/2019: Audit concurs with the Lender Rebuttal, and has determined that the name, property and payment are legible on the Mortgage Statement. Credit Report (p76) validates the monthly payment which matches said Statement. Condition rescinded.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   DTI is lower than guideline maximum UW Guideline Overlay maximum DTI of 43%, loan qualified with DTI of 38.97% Years in Field Borrower has 25 years in Field

301029965	a0e8dd06-1b23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to Satisfy Existing Debt
The AUS (DU) requires balance of liability #3 on final loan application to be included in the amount of reserves. If reserves are not required, the amount of cash out will be reduced by the amount to payoff the liability.  Borrower did not receive sufficient back to satisfy liability. If funds to payoff liability are not available, lender must provide documentation that the account was paid in full. File missing sufficient assets and/or documentation liability has been paid off.  Additional conditions may apply.
02/05/2019: Please see the attached bank statements covering the open XXXX balance.
02/05/2019: Audit reviewed Bank Statements to verify assets, and has determined that the documentation submitted is deemed acceptable. Sufficient evidence of assets to cover liability were provided dated prior to consummation. Condition cleared.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   DTI is lower than guideline maximum UW Guideline Overlay maximum DTI of 43%, loan qualified with DTI of 38.97% Years in Field Borrower has 25 years in Field

301029965	c7de62d7-1c23-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Trust Documentation
Borrower #3 receives monthly trust income.  LOE in file from Co-Trustee only indicates the amount borrower #3 can withdraw each year and will continue receive draws until her XXXXXXXX succeeds her in death as survivor and begins to receive these funds in her name per the trust.  Appendix Q states: 1) Need the amount of the trust; and 2) proof constant payments will continue for at least the first three (3) years of the mortgage term. Additional conditions may apply. Documentation require in order for loan to be classified as a Qualified Mortgage.

01/31/2019: This is a HB loan, not a Jumbo loan. Per the DU Findings, we are only required to verify that the trust income will continue for 3 years in order for it to be used. Trust Documentation was provided with the initial loan delivery docs. Please see the attached which reflects the value of the trust is $XX,XXX.XX. Please rescind this condition.

01/31/2019: Audit re-analyzed the loan file, and has determined that a copy of the Trust, current Trustee statement and an Appraisal Report with a Value of over $XX XXXXXXX were located within the original loan file. All faucets of the Trust requirements have been met for Appendix Q. Condition rescinded.

Disposable Income is higher than guideline minimum UW Guides do not require minimum disposable income, loan qualified with $XX,XXX in disposable income   DTI is lower than guideline maximum UW Guideline Overlay maximum DTI of 43%, loan qualified with DTI of 38.97% Years in Field Borrower has 25 years in Field

301076918	9e32504a-282e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided. CU Risk Score is 3.7.		02/13/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070497	399eff6f-262b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Insufficient Credit Score	Credit score of 793 < 797 the minimum credit score required per lender guidelines.
03/06/2019: The document dated X/X/XX is a credit supplement. It has a different report ID of XXXXXXX than the credit report tied to the DU Findings (XXXXXXX for XXXX, and XXXXXXX for XXXXXX). This credit supplement was only pulled to verify that the XXXXXXXX mortgage has a $0 balance. We are not required to update FICO scores based on a credit supplement. Please rescind this condition. 03/05/2019: The overall credit score is 797. The credit report dated XX/XX/XX is the one attached to the DU Findings. The credit scores on the DU Findings are matching the credit report. XXXX – 795, 797, 808 and XXXXXX – 789, 799, 804. Please rescind this condition. 02/15/2019: Please rescind this as the minimum credit score on this BB program is 700.

03/06/2019: Audit consulted with Management, and has determined that the Supplemental report was only pulled to verify mortgage, therefore it was not required to be re-submitted to DU due to score changes. Condition rescinded.  03/05/2019: Audit reviewed the Lender Rebuttal, and has determined that the AUS reflects Borrower 1's credit report date as XX/XX/XXXX with scores of 789, 799 and 804; HOWEVER, the most current credit report is dated XX/XX/XXXX with scores of 778, 796 and 793. When loans are delivered to XXXX by the seller (lender), XXXX requires a credit report that matches the DU (i.e the credit scores by which DU approved the loan), regardless of both scores being eligible. Borrower Credit Scores were updated with Credit Report on page 162, however the AUS reflects Credit Scores from XX/XX/XXXX report. Provide updated AUS to match most current borrower Credit Scores. Condition remains. 02/15/2019: Audit reviewed Credit Score documentation, and has determined that the finding was stated incorrectly. When loans are delivered to XXXX by the seller (lender), XXXX requires a credit report that matches the DU (i.e the credit scores by which DU approved the loan), regardless of both scores being eligible. Borrower Credit Scores were updated with Credit Report on page 162, however the AUS reflects Credit Scores from XX/XX/XXXX report. Provide updated AUS to match most current borrower Credit Scores. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.90 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

301070497	54c1ca4f-4d2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The fee for Title - Owners Coverage in section H is missing the parenthetical description “(optional)”. Optional services are required to be disclosed in Section H with the description “(optional)”. Provide a letter of explanation and re-disclosure of the correct information.
Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.90 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

301070497	0b1910ee-4b2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA Report not provided in file. CU Risk Score is 3.8.		02/08/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 75% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 90.90 months reserves Disposable Income is higher than guideline minimum Loan qualified with $XX,XXX.XX in disposable income

301035218	daae462b-1423-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/05/2019: Please see the attached signed Closure Letter.	02/05/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
Years in Primary Residence Borrower has resided in subject for 23 years Years Self Employed Borrower has 35 years Self Employed DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.65% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 745

301037675	f11d6620-e2a2-4ab8-9505-9fda09113ebc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
A Credit Report Fee and Flood Cert Fee were not reflected in Section B despite evidence of a Credit Report and Flood Cert in the file.  The Credit Report Fee and Flood Cert Fee should disclosed in Section B of the closing disclosure or an attestation the no fee was allocated to the loan transaction must be provided
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.60% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  59 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803

301037675	78dbe62c-ae1d-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is missing.		01/24/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 21.60% Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  59 months reserves FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 803

301039562	805b2680-2627-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure Section B, the Tax Service Fee is paid to the Lender. The Tax Service Fee should reflect as being paid to the credit report provider.		01/02/2019: Non-material per SFIG guidance, loan will be graded a B for all agencies.
301039562	c9b018fe-2627-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided.		02/05/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301039894	7a185a86-ef81-4e29-9a71-21774fc90093	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent
The CD reflects Title-New Service Fee and the LE dated XX/XX/XXXX reflects Title-Loan Tie-In Fee The naming convention is not consistent.  1026.19(f)(2)(iv) - Clerical Errors: Reg Z Non-Numeric Clerical error Cure within 60 days of consummation.  Provide corrected CD and letter of explanation to the Borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301039894	976bbb4d-6d1e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure  does not list correct number of months collected for Property Taxes that were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   No Cure
Non-material per SFIG guidance, loan will be graded a B for all agencies
301040017	6f44d487-3f1f-4c80-b9bf-ea6999e93a2d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Disposable Income is higher than guideline minimum Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX,XXX.XX in disposable income   FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 700 Res FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 700 Reserves are higher than guideline minimum UW Guides require 0  months reserves, loan qualified with 17.20 months reserves

301066097	76b45e72-841b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Loan amount greater than guideline maximum	Lender guidelines allow a maximum loan amount of $XXX,XXX, per the loan approval and Note, the subject loan amount is $XXX,XXX.	01/28/2019: Send Elite matrix to investor 01/23/2019: Please rescind this condition; This is a High Balance loan. The maximum loan amount is $XXX,XXX
02/01/2019: Audit received approval from the Client for the updated Elite Matrix, and has determined that the new loan amount maximum is $XXX,XXX.XX. Subject loan meets new Matrix Guidelines. Condition cleared.  01/28/2019: Audit reviewed the Lender Rebuttal, and has determined that notification of approval for the "Elite" Matrix maximum loan amount increase has NOT been relayed by the Investor, as of yet. Condition remains.01/23/2019: Audit reviewed the Lender Rebuttal, and has determined that updated Guideline Matrix reflecting increased loan amount maximum was provided for the "High Balance Nationwide" product. HOWEVER, an updated Guideline Matrix for the "Elite" HB product was NOT provided. Condition remains.

Years Self Employed Borrower has 8  years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX.XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.56%

301066097	bf5f55d3-841b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	AUS (DU) in file is incomplete. Missing complete copy of page 1.	01/23/2019: Please clear this condition; The full AUS is attached.	01/23/2019: Audit reviewed AUS, and has determined that documentation submitted is deemed acceptable. Condition cleared.
Years Self Employed Borrower has 8  years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX.XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.56%

301066097	e69ed731-851b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXX Balance Sheet for Schedule E Business A Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
															01/23/2019: Please rescind this condition; The balance sheet for XXXX is attached and was sent in the initial upload pgs 340 & 341	01/23/2019: Audit re-analyzed loan documents, and has determined that evidence for P&L and Balance Sheet for XXXX was located on pages 340 and 341 of the original loan file. Condition rescinded.
Years Self Employed Borrower has 8  years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX.XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.56%

301066097	0cfea77e-851b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for Schedule E Business A Part II of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.  Additional conditions may apply.
															01/23/2019: Please rescind this condition; The profit and loss for XXXX is attached and was sent in the initial upload pgs 340 & 341	01/23/2019: Audit re-analyzed loan documents, and has determined that evidence for P&L and Balance Sheet for XXXX was located on pages 340 and 341 of the original loan file. Condition rescinded.
Years Self Employed Borrower has 8  years Self Employed Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $XX.XXX.XX in disposable income   DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 14.56%

301065909	b54cacc8-4b2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	02/19/2019: I apologize. See the attached correct document to please rescind.02/15/2019: Please rescind this condition as the attached was in the original upload.
02/19/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.02/15/2019: Audit reviewed Payoff Statement, and has determined that said document is NOT for the HELOC. Furthermore, said document is only a Payoff Statement, it is not a HELOC closure letter. Provide executed HELOC closure letter requesting the closure and lien release of the account. Condition remains.

Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  9.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.65% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766

301065909	eab5f44e-0e2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee in section B of the final Closing Disclosure is paid to the Lender and should be paid to the service provider or FBO the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  9.80 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.65% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 766

301065881	90249686-be45-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for Business 3 on Schedule E Part II Statement 2 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
03/22/2019: Please see the attached.
03/22/2019: Audit reviewed XXXX YTD Balance Sheet, and has determined that the documentation was obtained PRIOR to consummation. Documentation submitted is deemed acceptable. Loan meets QM requirements. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Full Documentation The loan is full documentation

301065881	d4972ecb-c2f5-4354-b6d1-c7c3fd8e0fdc	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.		Finding Deemed Non Material and will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Full Documentation The loan is full documentation

301065881	320efdf1-7d46-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Final Closing Disclosure reflects $XXX cash to borrower for Loan Estimate under Calculating Cash to Close vs $X,XXX cash required from borrower on LE dated XX/XX/XXXX.  No cure - Missing document not provided.
Non-material per SFIG guidance, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Full Documentation The loan is full documentation

301065881	b9805b05-c045-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.7		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 11.28% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 738 Full Documentation The loan is full documentation

301067777	5e84f83a-1c2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	Review Appraisal Missing. CU Risk score is 3.0.		02/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 767 Years in Field Borrower has 10 years in Field   CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 77.13%

301071331	60612f2c-6031-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing HUD from sale of other property owned	Final CD from departing residence on the final application evidencing liens paid was not provided. Additional conditions may apply.
03/29/2019: Attached please find CD on XXXX XXXXXXX 3/26/19 Please see XXXXX XXXXX showing the property was sold XX/XX/XXXX and the buyers have a new mortgage. Please clear this. 03/11/2019: Sent an email to XXXX to request this be cleared. 03/06/2019: Please clear this condition. The borrower did not need any assets from the sale of the home. The attached XXXX XXXX shows the borrowers on the PA are the new owners and therefore there would not be a lien on the property in our borrowers name. 03/05/2019: Please see documentation that it sold the same day.

03/29/2019: Audit reviewed executed Closing Disclosure for departure residence, and has determined that evidence of sufficient funds was reflected on said document to verify funds to close. Condition cleared. 03/27/2019: Lender provided printout of XXXXX XXXXX verifying the property was sold; however, the AUS requires a copy of the settlement statement.  Provide copy of settlement statement per AUS requirements.  Exception remains.  03/11/2019: Escalated to Management for further review. 03/06/2019: Audit reviewed the Lender Rebuttal, and has determined that the AUS needs to be verified in accordance with DU approval direction to comply. AUS #22 requires a photocopy of the settlement statement documenting the sale. Condition remains. 03/05/2019: Audit reviewed evidence departure property was sold, and has determined that the AUS #22 requires a photocopy of the settlement statement documenting the sale, along with the net equity from the sale of the property to be included in a liquid asset account. Condition remains.

Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 4.3, loan qualified with DTI of 43% Full Documentation The loan is full documentation.

301071331	4b76de09-b5bc-45af-80c7-7e07ad0b76e8	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Affiliated Business Disclosure	Affiliated Business Disclosure not provided.
04/26/2019: Audit review of attestation statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.04/02/2019: Title company ABA disclosure provided, please provide lender's disclosure. Condition maintained. 02/15/2019: Finding Deemed Non Material and will be graded a B for all agencies

Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 4.3, loan qualified with DTI of 43% Full Documentation The loan is full documentation.

301071331	7a4a87a3-7b63-4aff-b9e8-4f3c6275ac45	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for (taxes/insurance) and the calculated escrow payment should be $X,XXX.XX.
02/22/2019: Please see attachments
02/22/2019: Audit review of the Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a 'B'.

Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 4.3, loan qualified with DTI of 43% Full Documentation The loan is full documentation.

301071331	d3b6f5b0-6131-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file. CU Risk Score is 3.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 1 months reserves, loan qualified with over 6 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 4.3, loan qualified with DTI of 43% Full Documentation The loan is full documentation.

301070813	65ca5611-fa1d-4a9c-9cab-3153d6f4d3f0	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301070813	5b9bb804-ca2e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.		02/13/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301070968	f8bc48da-cd3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Lease Agreements
Missing current lease/rental agreement for rental property #A and #B located on XXXX Schedule E part I. Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Lease agreements provided in the loan file are expired.  If leases are month-to-month, evidence of the most recent 24 months with no unexplained gaps is required along with evidence of the same tenant is occupying the property.

03/07/2019: Please note that your original condition states, “Failure to obtain Lease Agreements - Missing current lease/rental agreement for rental property #A and #B located on XXXX Schedule E part I.” Your rebuttal is referencing properties from Schedule E – Part 2. Going forward, can you please just list the exact address you are referring to? Please see the attached lease agreements and payment history for XXXX XXXXXX and XXXX XXXXXX.03/04/2019: Lease agreements were already provided for both of these properties. Please see the attached lease agreement for XXXX XXXX XXXXXX which is valid through XX/XX/XXXX. Attached is also the lease agreement for XXXX XXXXXXX XXXXXXX which is valid through XX/XX/XXXX. Please rescind this condition.

03/07/2019: Audit reviewed the Lender Rebuttal, and has determined that personal information is not permitted to be stated in the finding. Original finding and rejection stated XXXX Schedule E part I properties A and B which is correct. Part II lists income/loss from Partnerships and S Corps which was not required. Leases for A & B, as well as evidence of YTD payments, were submitted and are deemed acceptable. Condition cleared.   03/04/2019: Audit reviewed the Lender Rebuttal, and has determined that properties on XXXX Schedule E Part 1, A & B, located on page 272 are missing Lease Agreements.  Per appendix Q , both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage.  Lease agreements provided in the loan file are expired.  If leases are month-to-month, evidence of the most recent 24 months with no unexplained gaps is required along with evidence of the same tenant is occupying the property. Condition remains.

Years Self Employed Borrower has 15 years as S/E per State Business License Years in Primary Residence Borrower has owned Subject property for 25 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.

301070968	e51fb4d5-c510-4727-b7c2-83c7cc88b1b4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Years Self Employed Borrower has 15 years as S/E per State Business License Years in Primary Residence Borrower has owned Subject property for 25 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.

301070968	d5e282a9-6697-4c1e-80fc-a198216eacb3	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Title - Lender's Title Insurance in section B of the final Closing Disclosure does not reflect the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
Years Self Employed Borrower has 15 years as S/E per State Business License Years in Primary Residence Borrower has owned Subject property for 25 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.

301070968	2a05bd39-293a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 2.7.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -3.8% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 15 years as S/E per State Business License Years in Primary Residence Borrower has owned Subject property for 25 years per Fraud Tool No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months. Credit report verified 99 total months payment history with no late payments reported.

301081549	e29af4d3-c131-49bc-9c7f-a91c6085e197	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301081549	a87737a0-39e5-4e21-87a8-96f9acac39e4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
301084596	83a77cab-ea2a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		02/13/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides required FICO of 700, loan qualified with FICO of 747.  Years on Job Borrower has 6.42 years on job.  No Mortgage Lates The credit report verifies 99 months payment history with no late payments reported.

301073880	f9dc08a8-be60-4589-8e4c-ce5c4a0487a5	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The State license ID of the Borrowers Real Estate Broker and Sellers Real Estate broker are missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
301076913	87b7f6e2-e32e-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 58.30 months reserves CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 54.05% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 791

301080127	0b0016ff-f50b-4d4d-95dc-f339d0bdf937	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
301080127	d6aaa040-c745-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee in section E of the final Closing Disclosure is missing the itemization of fee for the $XX Deed and/or Mortgage. Provided corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301080127	9fbd007c-dfab-4bdf-9518-9b53a86bb04e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Title- Owner's Title Insurance in Section H of the final Closing Disclosure is missing the verbiage “Optional”.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301081476	5ddff5b2-f239-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing W-2
AUS (DU) requires prior year W-2 for each borrower or standard Verification of Employment (1005).  W-2 and/or standard Verification of Employment for each borrower not provided.  Additional conditions may apply.

03/03/2019: Please rescind this condition. AUS does call for W2 from prior year. Loan was UW in XXX XXXX. We can use the XXXX Year end paystubs to support the W2 amount when the file is underwritten early in the year. We have these with both borrowers.

03/03/2019: Audit reviewed the Lender Rebuttal, as well as the Selling guides, and has determined that XXXX accepts alternative documentation for the W2, such as the final year-to-date paystub, that may be used as long as adequate information is provided. Borrower's end of the year paystub for XXXX was located on page 216; and the Co-borrower's end of the year paystub for XXXX was located on page 212 with all required information. Condition rescinded.

Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

301081476	3b55ba57-d3e8-4843-a97c-6bd0febf3a04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX did not giving the Borrower a full 3 days rescission.
03/14/2019: please see attached
03/14/2019: Audit review of the Post Funding CD, Borrower's Final Statement, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes that were provided are deemed acceptable. Loan will be rated a fitch 'B'.

Years in Field Borrower has 11 years in Field FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 746 Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $X,XXX.XX in disposable income

301080266	ee4f21eb-b153-43e2-b99c-5e2919c9b55a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Acknowledged	B	B	B	B	B	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies
301081543	6d561f4a-0839-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.3.		02/28/2019: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083907	f713947c-ced8-4fd6-bac0-4f23ed42f12e	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Initial Escrow Account Disclosure	The Initial Escrow Disclosure is missing.		Finding deemed non-material, loan will be graded a B for all agencies
301083907	a3eedd32-e71e-4922-a552-681ccea47646	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal Fee in section B of the final Closing Disclosure did not match the invoice in file. Provided corrected CD and LOE to the borrower.		A Post Close CD in file shows lender paid credit of $XXX. The loan will be graded a B for all agencies.
301083907	9c0b2680-ad3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not found in the loan file. CU Risk score is 3.3.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301082624	312a4891-6746-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Homeowner's Insurance Premium in section F of the final CD is missing the name of the service provider. Provide a letter of explanation and re-disclosure of the correct information.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301082624	f3bb2d01-6846-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU risk score of 3.		03/15/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a -9.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301123092	3b599af2-6038-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 3.9.		02/28/2019: A CDA report reflecting a value $XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301083906	bf40a138-2b9b-429f-b2eb-6983bd098b04	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require zero months reserves, loan qualified with 553.30 months reserves FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 795 LTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 46.67%

301084360	dacf6017-2241-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Failure to obtain 3rd party verification of employment
Verification of the borrower’s business’s must be obtained within 30 calendar days prior to the note date via the following a third-party verification, such as a CPA letter, VOE with the CPA or regulatory agency/applicable licensing bureau. Missing 3rd party employment verification for: Schedule C Balance Sheet for Business #1 and #2; S Corporation Balance Sheet for Business’s #1, #2, #3, #5, #6, #7 and Partnership Balance Sheet for Business’s #1, #2, #4, #5, #6, #7, #9, #11, #12, #15, #16.
03/19/2019: Please rescind this. A VOB is not required when there is no income being used. All these business are a loss and there is a VOB for the only business that income is being used for.
03/19/2019: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required, DTI includes negative income. VOE (business license) for business used to qualify located on page 3,654 of the original loan file, dated within 30 days of consummation. Condition rescinded.03/14/2019: Audit reviewed the Lender Rebuttal, and a list of corresponding numbers and businesses will be sent via e-mail for clarification. Condition remains.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.65% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 799 Reserves are higher than guideline minimum AUS requires 2 months reserves, loan qualified with 305.30 months reserves

301084360	64c11807-2241-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing Balance Sheet
Missing current XXXX Balance Sheet for S Corporation Balance Sheet for Business’s #1, #2, #3, #4, #5, #6, and #7; Partnership Balance Sheet for Business’s #1, #2, #4, #5, #6, #7, #9, #11, #12, #15, #16 and Schedule C Balance Sheet for Business #1, #2 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

03/14/2019: Audit re-analyzed all Businesses, as well as consulted with Management, and has determined that all Balance Sheet documentation required was provided within the original loan file. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.65% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 799 Reserves are higher than guideline minimum AUS requires 2 months reserves, loan qualified with 305.30 months reserves

301084360	66efc3e8-2141-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Rescind	A	A	A	A	A	Credit	Missing YTD Profit & Loss
Missing YTD XXXX P&L Statement for S Corporation Profit and Loss for Business’s #4, #5, #8 and Partnership Profit and Loss for Business’s #1, #2, #5, #6, #9 of XXXX tax return. Per appendix Q, both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

03/14/2019: Audit re-analyzed all Businesses, as well as consulted with Management, and has determined that all P&L documentation required was provided within the original loan file. Condition rescinded.

CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 42.65% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 799 Reserves are higher than guideline minimum AUS requires 2 months reserves, loan qualified with 305.30 months reserves

301123100	9ddbbc40-fd40-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	3/12/2019: Please see the attached Closure Letter. Please advise that this was already sent with the initial loan delivery docs.	03/13/2019: Received executed closure letter. Note: closure letter provide in original loan file, page 283, is unsigned. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income   Years in Field Borrower has 7 years in Field

301123100	8714daf8-f940-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	CDA report not provided in file. CU risk score is 3.2		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 736 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income   Years in Field Borrower has 7 years in Field

301084688	d3473912-f6a3-411b-98d9-baa3fb964956	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301084930	71c60d04-4129-4e9d-8d7b-09cc09b34bae	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301084930	bbfb7041-bcfe-4812-ae6d-0ba3749cd748	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Flood Certification and Tax Service Fee in section B of the final Closing Disclosure do not reflect the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301084930	05fb199e-963a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Home Warranty Fee reflected in section H of final Closing Disclosure paid by the borrower is missing the word "Optional" and is missing the name of the service provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301084930	3c0d71ae-853a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 4.		03/04/2019: A CDA provided reflecting a value of $XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301136932	d95572e8-5833-4152-b358-70e4e970499d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301136932	bd7dfd41-b4f8-44e1-b345-bb3c46c27b1d	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Missing Special Information Booklet / Home Loan Toolkit	Missing Home Loan Toolkit.		Finding deemed non-material, loan will be graded a B for all agencies.
301136932	73d60516-fe44-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of DID SHOP Fee (Section C) & Recording Fee (Section E)	The Recording Fee reflected in section E of the final Closing Disclosure is not itemized in the margin.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301136932	9946c9a6-fd44-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The HOA fee reflected in section H of the final Closing Disclosure is missing name of provider.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301123095	c8969b64-a4aa-4a2c-bab2-9c2b5516cc0f	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing affiliated business disclosure for broker and lender.		Finding deemed non-material, loan will be graded a B for all agencies
301117234	d4222055-473f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/11/2019: Please see the attached.	03/11/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 30.30 months reserves Years on Job Borrower has 11 years on job

301123093	322fe367-683b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Acknowledged	B	B	B	B	B	Credit	Ineligible Borrower	Client to review; Borrower is 100% owner of Note lending company. Additional conditions may apply.	03/07/2019: Please advise when it was sent to the client to review.
03/13/2019: Audit acknowledges the client approved guideline exception for Non-Arms Length transaction outside guidelines. Loan will be rated a B.03/07/2019: Audit reviewed the Lender Rebuttal, and has determined that conditions and reports are submitted to Client daily but we would be happy to reach out to Client for this issue specifically. Exception is pending review from client.

Years Self Employed Borrower has 6.9 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732

301123093	f58d5cd6-683b-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Income Tax Schedules	1065 Tax reruns for XXXX & XXXX are missing all K1s to complete disclosure of company ownership. Additional conditions may apply.
03/07/2019: Can you please be specific which companies you are looking for because the only ones I don't see them on is XXXXX and XXXXXX XXXXXX and they both have final K-1's. Please let us know. Thank you.
03/07/2019: Audit re-analyzed the Tax Returns, and has determined that additional documentation was obtained to verify business relationships. No other documentation is required. Condition cleared.
Years Self Employed Borrower has 6.9 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732

301123093	d598f3d5-ee3a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file CU Score 2.6		03/01/2019: A CDA report reflecting a value $X,XXX,XXX.XX which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed Borrower has 6.9 years Self Employed CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 63.64% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 732

301123179	01a30fd4-923e-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing W-2	AUS requires a W-2 for the prior or a Verification of Employment (1005) for the Co-Borrower. The XXXX W2 is missing from the loan file.		03/07/2019: Received co-borrower's XXXX W-2. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 No Mortgage Lates credit report verifies 65 months payment history with no late payments reported

301123179	9aa0ec58-bc7b-4535-a7eb-9d5a8386ee63	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 40.75% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 742 No Mortgage Lates credit report verifies 65 months payment history with no late payments reported

301120003	7ae0ea14-b830-4524-bc03-515bcb1d3964	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	Missing Affiliated Business Disclosure.		Finding deemed non-material, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 26.22%

301120003	4eba3f2d-5bc0-4a20-9f79-9781b33674d1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service Fee reflected in section B of the final Closing Disclosure is missing the name of the actual service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 26.22%

301120003	2743e13a-704a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Rescind	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File	The initial CD is missing from the loan file.	03/20/2019: Please see attached initial CD and proof which was included in the original credit upload. Please rescind the condition	03/21/2019: Lender provided initial CD and responded CD and proof of receipt was in the loan file. Audit confirmed initial CD was in the loan file. Exception rescinded.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 26.22%

301120003	00c398d6-664a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The Credit Report Fee in section B of the final Closing Disclosure was charged the incorrect amount. Provide corrected CD and LOE to the borrower.		A Post Close CD reflects the additional $XX paid by the lender and email to the borrower. The loan will be graded a B for all agencies
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 60% FICO is higher than guideline minimum Overlay require FICO of 680, loan qualified with FICO of 751 DTI is lower than guideline maximum Overlay maximum DTI of 43%, loan qualified with DTI of 26.22%

301120029	7bb3b809-5af4-4113-be97-97299d9d45ea	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301120028	15efec79-e340-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU score 2.6.		03/18/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301120222	82de27c2-403f-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Executed Personal Tax Returns
Per Appendix Q, Self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years.  Signed returns not provided.
															03/11/2019: Please see the attached signed tax returns.	03/11/2019: Audit reviewed executed XXXX/XXXX Tax Returns, and has determined that documentation submitted was dated PRIOR to consummation. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 36.78% CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of  73.03% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 763

301120035	8ce4f058-e29d-4600-9acf-4baf8cf9a8f4	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $X,XXX.XX a month vs. the calculated value of $X,XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the HOA vs. the actual amount of $XXX.XX.  No Cure.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guidelines require 0 months reserves loan qualifies with 4.10 months reserves.  FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 764 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months reviewed. loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report .

301120035	e1a885d0-fb4b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
Section F. Prepaids section of the final Closing Disclosure does not list number of months Homeowner's Insurance were collected. Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.   Additionally, the 2nd Half Taxes reflected in section F do not reflect the government entity assessing the tax.  Provide a letter of explanation and re-disclosure of the correct information.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW guidelines require 0 months reserves loan qualifies with 4.10 months reserves.  FICO is higher than guideline minimum UW guidelines require a FICO of 700, loan qualifies with FICO of 764 No Mortgage Lates UW guidelines requires 0x30 lates within the most recent 12 months reviewed. loan qualifies with 0x30 lates within the most recent 99 months reporting on the credit report .

301120218	f96a64ae-3957-451b-8879-0611f003edab	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301121486	955d9558-b6f6-412c-b3aa-bd4a35a0670a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
301121486	bb0046c7-5f9b-4ae7-8269-1e55bbfb13db	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Escrow
The final Closing Disclosure does not match actual calculated values for Estimated Escrow in the Projected Payments section. The borrower is escrowing for taxes and insurance and the calculated escrow payment should be $XXX.XX .  No Cure.
03/01/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies.
301121486	c7306678-8d43-4ab2-8c13-c7c64b03be4c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	CD Document does not match actual calculated values for Estimated Total Monthly Payment
The final Closing Disclosure does not match actual calculated values for Estimated Total Monthly Payment. The CD shows the payment amount as $XXXX.XX.  Years 1 -30 the calculated payment amount is $XXXX.XX.  No Cure.
03/01/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies.
301121486	d8e2529b-9e40-417c-8742-345571f28a9b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Estimated Taxes, Insurance & Assessments on Closing Disclosure not reflected accurately
The final Closing Disclosure indicates the Estimated Taxes, Insurance and Assessments as $XXX.XX a month vs. the calculated value of $XXX.XX a month. The lender used the incorrect amount of $XXX.XX for the taxes the actual amount of $XXX.XX. No Cure
03/01/2019 Cured Post Close-Non-material per SFIG guidance, loan will be graded a B for all agencies.
301132240	c4c53cce-4940-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file. CU Risk Score is 5.		03/15/2019: A CDA report reflecting a value $XXX,XXX.XX which is a 0.00% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
301120929	5b8a5ee1-02bf-4e57-895f-613086cd1ca7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	B	A	A	A	Compliance	Missing Affiliated Business Disclosure	File is missing the Affiliated Business Disclosure. If the lender is not affiliated with any other businesses, please provide an attestation stating such.		Finding deemed non-material, loan will be graded a B for all agencies.
301120929	9507e5db-2d3d-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Appraisal fee in section B of the final Closing Disclosure was not paid to the actual service provider on the invoice in file. Provide corrected CD and LOE to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies
301121471	66d5f904-a53a-e911-bd2f-f4e9d4a75a52	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing Documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file.	03/07/2019: Please see the attached.	03/07/2019: Audit reviewed executed HELOC Closure Authorization, and has determined that the document requests the closure and lien release of said HELOC account. Condition cleared.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

301121471	93dd610e-74ff-40e1-88d1-07cef26c0b4a	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Calculating Cash To Close' section not completed, or completed in error
The information in the Calculating Cash To Close section of the final Closing Disclosure indicates the Loan Estimate figure for Cash to Borrower of $XX,XXX.  The most recent Loan Estimate dated XX/XX/XXXX indicates an amount of $XX,XXX.   Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 66.00% FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 705 Disposable Income is higher than guideline minimum UW Guides require $0.00 in disposable income, loan qualified with $X,XXX.XX in disposable income

301121482	cc8c4788-484b-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B
The Tax Service fee in section B of the final Closing Disclosure should be paid to the actual service provider and not the lender and the Credit Report fee is missing the name of the service provider.  Provide corrected CD and LOE to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies
301121482	a3057d62-894a-e911-bdd2-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file with a CU risk score of 4.5.		03/21/2019: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
301132912	e5c2a90f-0797-490d-b106-c3360b712076	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Incorrect disclosure of Services Borrower DID NOT SHOP Fee - Section B	The Tax Service fee in section B of the final Closing Disclosure is missing the name of the service provider. Provide corrected CD and letter of explanation to the Borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923862	d2117dea-aad7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	The $XX,XXX fee in section H line 01 of the final Closing Disclosure does not reflect the name of the fee. Provide corrected CD and letter of explanation to the borrower.		Non-material per SFIG guidance, loan will be graded a B for all agencies.
300923862	1054e5c0-aad7-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/26/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
300932911	9b486887-e1e8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Failure to obtain Title
Missing copy of the prelim title for $XXXXXX(Prelim in file does not reflect the amount of the insurance. Lender requires that initial title report correctly reflects the information that will ultimately be on the title policy.)
															11/19/2018: prelim title	11/21/2018: Lender provided Title. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.22% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781

300932911	69ec050e-e1e8-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		12/03/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with 28 months reserves DTI is lower than guideline maximum UW Guides maximum DTI of 45%, loan qualified with DTI of 36.22% FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 781

300918045	52886e06-c1d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing asset documentation	Executed Home Equity Line of Credit (HELOC) closure letter reflecting HELOC was frozen and closed was not provided in the file	10/24/2018: HELOC freeze letter	10/25/2018: Lender provided HELOC closure letter. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	f8e265d4-b8ca-4b70-8d45-b746de0d840c	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)
Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met.  No cure.
															10/24/2018: Initial CD	10/25/2018: Lender provided initial CD and verification of the borrower's receipt of the initial CD 3 days prior to consummation. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	b5315952-5b13-44c9-87fd-197335d4ce03	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Recording Fee of $XXX.XX no resulting CoC for any subsequent disclosures. The final CD reflects a Recording Fee of $XXX.XX resulting in a $XXX.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
															10/24/2018: PCCD with cure and Final SS	10/25/2018: Lender provided LOX, PCCD, copy of refund check and proof of delivery. Exception cured post closing. Non-material finding, loan will be graded a B for all agencies.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	f54290f2-b4f9-4e00-a9bf-1ab6c2f3e5b7	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Missing Closing Disclosure / CD Not in File
The Alt A Settlement Statement in file dated XX/XX/XXXX reflects cash to borrower of $XXX,XXX.XX vs. the final CD dated XX/XX/XXXX which reflects cash to borrower of $X,XXX.XX.  Provide post close CD and additional conditions may apply.
															10/24/2018: Final SS and PCCD (with cure)	10/25/2018: Lender provided funding CD. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	93b8fad9-f72f-4e47-9a82-b5597af90725	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	A	A	A	A	A	Compliance	Funding occurred before RTC Expiration Date
Right to Cancel provided in the loan file reflects a transaction date of  with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving the Borrower a full 3 days rescission. Funding CD was not provided.
															10/24/2018: Final SS and PCCD (with cure)	10/25/2018: Lender provided funding CD reflecting updated funding date. Exception cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	7e1119d1-f2d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error	Section F of final CD reflects missing and incorrect payee for Homeowner's Insurance and Property Taxes.		Non-material per SFIG guidance, loan will be graded a B for all agencies
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300918045	04f6f249-c1d6-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		10/25/2018: A CDA provided reflecting a value of $X,XXX,XXX which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum UW Guides require 6  months reserves, loan qualified with  over 9 months reserves Years in Field Borrower has 22 years in Field   Full Documentation The loan is full documentation

300973720	9742f8e6-15d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Credit	Cleared	A	A	A	A	A	Credit	Missing AUS results	Missing AUS results, additional conditions may apply.	10/19/2018: AUS - DU Approve/Eligible	10/22/2018: Lender provided AUS. Exception cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

300973720	8ea9bcff-0929-4d2c-8ac1-688a84b2bfcc	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	A	A	A	A	A	Compliance	3 day rescission period not provided
Right to Cancel provided in the loan file reflects a transaction date of XX/XX/XXXX with an expiration date of XX/XX/XXXX.  The loan disbursed on XX/XX/XXXX - not giving Borrower 1 & 2 a full 3 days rescission.
10/23/2018: Interest Start/Funding Date of XX/X
10/23/2018: Audit review of revised CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Condition cleared.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

300973720	72a7bc93-4ed6-4cb9-9b3e-fce5d1a46b8f	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.
The LE dated XX/XX/XXXX reflects a Credit Report Fee of $XX.XX with no resulting CoC for any subsequent disclosures. The final CD reflects a Credit Report Fee of $XX.XX resulting in a $X.XX refund due for cure.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/23/2018: Cure Docs
10/23/2018: Audit review of revised CD, copy of check for cure, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

300973720	f4af799d-15d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Acknowledged	B	B	B	B	B	Compliance	DID SHOP Fee (Section C) & Recording Fee (Section E) exceeds 10% summary tolerance
Section E Recording Fees are subject to XX% tolerance. LE reflects recording fees of $XXX.XX ($XXX.XX at XX%) with no resulting COC for any subsequent disclosures. Final CD reflects a charge of $XXX.XX for a variance/refund required of $XX.XX to meet XX% threshold.  Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.
10/23/2018: Final recording fees totaled $XXX
10/23/2018: Audit review of Post Funding CD, Notification of the error (i.e., the letter to borrower) and Evidence of shipment for evidentiary purposes within 60 days from error notification that was provided is deemed acceptable. Loan will be rated a 'B'.

DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

300973720	55bf5efa-40d2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Compliance	Cleared	B	B	B	B	B	Compliance	Closing Disclosure document error
The Homeowner's Insurance Premium and Property Taxes in section F of the final Closing Disclosure do not reflect the name of the payee and the government entity assessing the tax.  Provide corrected CD and letter of explanation to the borrower.
Non-material per SFIG guidance, loan will be graded a B for all agencies.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

300973720	f6371313-3fd2-e811-bdb4-f4e9d4a75ba2	Underwriting Complete	QM/Agency Safe Harbor	QM/Agency Safe Harbor	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		10/18/2018: CDA provided reflecting a value of $XXX,XXX which is a -2.3% variance. Variance within acceptable tolerance. Condition cleared.
DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.37% FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 768 Reserves are higher than guideline minimum UW Guides require 0 months reserves, loan qualified with  176 months reserves

301011496	974aba11-3602-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing income documentation
The Co-Borrower #3 income be documented with year to date pay stubs. The loan file contains 2 years tax returns and XXXX W2. Copies of the Co-Borrower's pay stub are required to fulfill guidelines and QM requirements.
															12/21/2018: paystubs	12/27/2018: Received acceptable paystubs. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

301011496	92c08fe1-3702-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Credit	Cleared	A	A	A	A	A	Credit	Missing 1008 or Underwriter Approval	The final 1008 is missing from the loan file.	12/21/2018: 1008	12/21/2018: Audit reviewed the Final 1008, and has determined that the documentation submitted is deemed acceptable. Condition cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

301011496	4ff78e20-ec04-4a26-a16a-6a2a57001c3b	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete. The license ID of the Borrowers Real Estate Broker and the License ID of the Settlement Agent is missing. Provide re-disclosed CD and letter of explanation.
															12/21/2018: PCCD	12/27/2018: Received explanation letter and post consummation closing disclosure add license numbers. Condition cleared. Loan will be rated a B.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

301011496	b4e6f6e1-3202-e911-bc73-f4e9d4a75ba2	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Property	Cleared	A	A	A	A	A	Property	570 - Review Appraisal Missing	A CDA report was not provided in file.		12/21/2018: A CDA report reflecting a value $X,XXX,XXX.XX, which is a 0.0% variance, was provided. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum UW Guides require $0 in disposable income, loan qualified with $XX,XXX.XX in disposable income   Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 28.80 months reserves No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 99 months payment history with no late payments reported

301066606	4f7d0e77-17aa-43dd-a870-9427452c21e1	Underwriting Complete	QM/Non-HPML	QM/Non-HPML	Compliance	Cleared	B	B	B	B	B	Compliance	Information required for CD 'Contact Information' section not completed, or completed in error
The final Closing Disclosure Contact Information section is incomplete.  The State/Contact St license ID of the Lender Contact and Settlement Agent Contact is missing.  Provide re-disclosed CD and letter of explanation.
Non-material per SFIG guidance, loan will be graded a B for all agencies
FICO is higher than guideline minimum UW guidelines require a FICO of 680, loan qualifies with FICO of 711 No Mortgage Lates UW guidelines require 0x30 lates within the most recent 12 months reviewed, loan qualifies with 22 months 0x30 lates reviewed on the credit report.  Reserves are higher than guideline minimum UW guidelines require 6 months reserves loan qualifies with 13 months reserves.